As filed with the Securities and Exchange Commission on January 22, 1998

                                                Registration No. 33-488/811-4416

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]




                        POST-EFFECTIVE AMENDMENT NO. 40                  [X]




                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]




                               Amendment No. 39                           [X]




                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                          W. Bruce McConnel, III, Esq.
                           DRINKER BIDDLE & REATH LLP
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas F. Harvey, Esq.
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):


         [ ] immediately upon filing pursuant to paragraph (b)

         [X] 60 days after filing pursuant to paragraph (a)(i)


         [ ] on (date) pursuant to paragraph (a)(i)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 75 days after filing pursuant to paragraph (a)(ii)

         [ ] on (date) pursuant to paragraph (a)(iii) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Title of Securities Being Registered . . . . Shares of beneficial interest



                        =================================

         The purpose of this post-effective amendment is to update certain policies of the Registrant and to register B shares of the National Tax Exempt Fund.

                              CROSS REFERENCE SHEET
                              ---------------------

                            National Tax Exempt Fund


Form N-1A Part A Item                                         Prospectus Caption
---------------------                                         ------------------


1.      Cover Page.......................................     Cover Page

2.      Synopsis.........................................     Expense Table

3.      Condensed Financial
        Information......................................     Yield and Performance
                                                              Information

4.      General Description of
        Registrant.......................................     Investment Objectives and
                                                              Policies; Investment
                                                              Limitations; Description of the
                                                              Trust and Its Shares

5.      Management of the Trust..........................     Management of the Trust;
                                                              Custodian and Transfer Agent

6.      Capital Stock and Other
        Securities.......................................     How to Purchase and Redeem
                                                              Shares; Dividends and
                                                              Distributions; Taxes;
                                                              Description of the Trust and Its
                                                              Shares; Miscellaneous

7.      Purchase of Securities
        Being Offered....................................     Pricing of Shares; How to
                                                              Purchase and Redeem Shares;
                                                              Distribution and Servicing
                                                              Agreements

8.      Redemption Repurchase............................     How to Purchase and Redeem Shares

9.      Pending Legal Proceedings........................     Inapplicable


                           National Tax Exempt Fund

- Shares of Armada Funds are not bank deposits or obligations of, or guaranteed or endorsed or otherwise supported by, National City Bank, National Asset Management Corporation, their parent company or any of their affiliates or any bank.

- Shares of Armada Funds are not insured or guaranteed by the U.S. government, FDIC, or any governmental agency or state.

- An investment in Armada Funds involves investment risks, including the possible loss of principal amount invested.

     National City Bank and National Asset Management Corporation serve as investment advisers to Armada Funds for which they receive an investment advisory fee. Past performance is not indicative of future performance, and the investment return will fluctuate, so that you may have a gain or loss when you sell your shares.



No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS
                                -----------------
                                                                           Page
                                                                           ----


INTRODUCTION..............................................................  6

EXPENSE TABLE.............................................................  7

INVESTMENT OBJECTIVES AND POLICIES........................................  9

INVESTMENT LIMITATIONS.................................................... 14

YIELD AND PERFORMANCE INFORMATION......................................... 15

PRICING OF SHARES......................................................... 18

HOW TO PURCHASE AND REDEEM SHARES......................................... 19

DISTRIBUTION AND SERVICING ARRANGEMENTS................................... 34

DIVIDENDS AND DISTRIBUTIONS............................................... 35

TAXES..................................................................... 35

MANAGEMENT OF THE TRUST................................................... 37

DESCRIPTION OF THE TRUST AND ITS SHARES................................... 40

CUSTODIAN AND TRANSFER AGENT.............................................. 43

EXPENSES.................................................................. 44

MISCELLANEOUS............................................................. 44

                 Subject to Completion - Dated January 22, 1998

         Information contained herein pertaining to B shares of the Armada National Tax Exempt Fund is subject to completion or amendment. A post-effective amendment to the registration statement relating to, among other things, the public issuance of B shares of the Armada National Tax Exempt Fund has been filed with the Securities and Exchange Commission. B shares of the Armada National Tax Exempt Fund may not be sold nor may offers to buy B shares of this Fund be accepted prior to the time the post-effective amendment to the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of B shares of the Armada National Tax Exempt Fund in any State in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities law of any such State.





                                  ARMADA FUNDS


  OAKS, PENNSYLVANIA  19456                 IF YOU PURCHASED YOUR SHARES
                                            through NatCity
                                            Investments, Inc., please
                                            call your Financial
                                            Consultant for information.

                                            For current performance, fund
                                            information, account
                                            redemption information, and to
                                            purchase shares, please call
                                            1-800-622-FUND(3863).




         This Prospectus describes shares of the National Tax Exempt Fund (the "Fund") of Armada Funds (the "Trust").

         NATIONAL TAX EXEMPT FUND'S investment objective is to provide as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund normally invests in tax-exempt obligations having average remaining maturities of 20 years or less.

         The net asset value per share of the Fund will fluctuate as the value of its investment portfolio changes in response to changing market prices and other factors.

         National City Bank ("National City" or the "Adviser") serves as investment adviser to the Fund.

         SEI Investments Distribution Co. (the "Distributor") serves as the Trust's sponsor and distributor. The Fund pays a fee to the Distributor for distributing its shares. See "Distribution Agreement."


         This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should carefully read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by contacting the Trust at its telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

         SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL CITY BANK, ITS
PARENT COMPANY OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY OR STATE. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ___________, 1998

                                  INTRODUCTION
                                  ------------

         The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund consists of a pool of assets with investment objectives and policies as described below under "Investment Objectives and Policies." The Fund is classified as a diversified investment fund under the 1940 Act.

         Shares of the Fund have been classified into three separate classes -- Retail shares, B shares and Institutional shares. Retail shares, B shares and Institutional shares represent equal pro rata interests in the investments held in the Fund and are identical in all respects, except that shares of each class bear separate distribution and/or shareholder administrative servicing fees and enjoy certain exclusive voting rights on matters relating to these fees. See "Distribution and Servicing Arrangements," "Dividends and Distributions" and "Description of the Trust and Its Shares." Except as provided below, Retail shares and B shares are sold through selected broker-dealers and other financial intermediaries to individual or institutional customers and are sold subject to a front-end sales charge. B shares are sold with a contingent deferred sales charge (back-end charge) imposed on a sliding schedule when such shares are redeemed.

                                  EXPENSE TABLE

==================================================================================================================
                                            National Tax Exempt                            National Tax Exempt
                                                 Retail            National Tax Exempt        Institutional
                                                 Shares(1)               B Shares(1)               Shares
------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
  Maximum Sales Charge
    Imposed on Purchases(2)............           4.75%                    None                    None
  Sales Charge Imposed
    on Reinvested Dividends............           None                     None                    None
    Deferred Sales Charge(3)...........           None                     5.00%                   None
  Redemption Fee.......................           None                     None                    None

    Exchange Fee.......................           None                     None                    None

------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
   (as a percentage of average net
     assets)
  Management Fees......................           .55%                     .55%                    .55%

  12b-1Fees(5,6).......................           .06%                     .75%                    .06%
  Other Expenses(4)....................           .53%                     .53%                    .28%

Total Fund Operating
    Expenses (after fee waivers)(4,6)..          1.14%                     1.83%                    .89%
                                                 ======                   =====                   ======

==================================================================================================================


---------------------


1 The Trust has implemented plans imposing shareholder servicing fees with respect to Retail shares and B shares of the Fund. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares or B shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such Retail shares or B shares of the Fund. For further information concerning these plans, see "Distribution and Servicing Arrangements".

2 A reduced sales charge may be available. See "How to Purchase and Redeem Shares - Reduced Sales Charges Applicable to Purchases of Retail
         Shares."

3 This amount applies to redemptions during the first year. The deferred sales charge decreases to 4.0%, 4.0%, 3.0%, 2.0% and 1.0% for redemptions made during the second through sixth years, respectively.
         No deferred sales charge is charged after the sixth year. For more information, see "How to Purchase and Redeem Shares - Sales Charges
         Applicable to Purchases of B Shares."

4 As of the date of this Prospectus, the Fund had not commenced investment operations, and therefore the other expenses for this Fund are estimates only

5 The Funds have in effect a 12b-1 Plan for the Retail and Institutional classes of shares pursuant to which the Fund's Retail and Institutional shares may bear fees in an amount of up to .10% per annum of such classes' average net assets. A separate 12b-1 Plan exists with respect to the Fund's B class of shares, pursuant to which the Fund's B shares may bear fees in an amount of up to .75% of average daily net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payments under the Trust's 12b-1 Plans to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

6 If the maximum distribution fee permitted under the Retail and Institutional 12b-1 Plan were imposed, Total Fund Operating Expenses would be 1.18% and .93% for the Fund's Retail and Institutional shares, respectively.


EXAMPLE

For example, you would pay the following expenses on a hypothetical $1,000 investment, assuming: (1) a 5% annual return (a hypothetical return required by SEC regulations); and (2) the redemption of your investment at the end of the following time periods:



                                                     1 Year            3 Years
                                                     ------            --------

National Tax Exempt Retail  Shares(1)..............   $60                $82
National Tax Exempt B Shares(2)....................   $69                $98
National Tax Exempt Institutional Shares              $ 9                $28

----------------

1 Assumes deduction at time of purchase of maximum applicable front-end sales charge.

2 Assumes deduction of maximum applicable contingent deferred sales charge.


THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


                  The purpose of this Expense Table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of these costs and expenses, see "Management of the Trust" and "Distribution Agreement" in this Prospectus. Any fees that are charged by affiliates of the advisers or other institutions directly to their customer accounts for services related to investments in shares of the Fund are in addition to and not reflected in the fees and expenses described above.

                       INVESTMENT OBJECTIVES AND POLICIES

                   The Fund's investment objective may be changed without a vote of shareholders, although the Board of Trustees would only change the Fund's objective upon 30 days' notice to shareholders. There can be no assurance that the Fund will achieve its objective. See "Investment Objectives and Policies" in the Statement of Additional Information for further information on the investments in which the Fund may invest.


NATIONAL TAX EXEMPT FUND


                  The investment objective of the Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund seeks to achieve its objective by investing substantially all of its assets in a portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel issued on the date of the issuance thereof, is exempt from regular federal income tax ("Municipal Bonds").


                  Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in Municipal Bonds. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous"). The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods; however, uninvested cash reserves will not earn income. See "Other Investment Policies of the Fund."


                  Although the Fund's average weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors, [the Fund anticipates that Municipal Bonds it acquires will normally have average remaining maturities of 20 years or less].


                  Although the Fund may invest 25% or more of its net assets in
(i) Municipal Bonds whose issues are in the same state, (ii) Municipal Bonds the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds (described below), it does not presently intend to do so unless in the opinion of its advisers the investment is warranted. To the extent that the Fund's assets are invested in Municipal Bonds that are payable from the revenues of similar projects or are issued by issuers located in the same state or are invested in private activity bonds, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so invested.


                  A fundamental risk associated with any fund that invests in fixed income securities is the risk that the value of the Fund's holdings will vary inversely with changes in prevailing interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. The market value of the Fund's investments will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisitions will not affect cash income from such securities but will be reflected in the Fund's net asset value.


 OTHER INVESTMENT POLICIES OF THE FUND

         Types of Municipal Bonds

                  The two principal classifications of Municipal Bonds which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or "special obligation" securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific excise tax or other specific revenue source such as the user of the facility being financed. Any private activity bonds (including industrial development bonds) held by the Fund are in most cases revenue securities and are not payable from revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate or other user of the facility involved. Private activity bonds are included in the term "Municipal Bonds" only if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax. See "Taxes."


                  The Fund may also invest in "moral obligation" bonds, which are ordinarily issued by special purpose public authorities . If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  In addition, the Fund may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax or other funds, the proceeds of bonds or other revenues. Municipal Bonds purchased by the Fund may include variable and floating rate instruments (described below). The Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

         Ratings Criteria


                  The Fund invests in Municipal Bonds which at the time of purchase are rated the following or higher: "BBB" by Standard and Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), IBCA, Inc. ("IBCA"), or Moody's Investors Service, Inc. ("Moody's") in the case of bonds; "SP-2" by S&P, "F-2" by Fitch, "Duff 2" by Duff, "A2" by IBCA, or "MIG-2" ("VMIG-2" for variable rate demand notes) by Moody's in the case of notes; or "A-2" by S&P, "F-2" by Fitch, "Duff 2" by Duff, "A2" by IBCA, or "Prime-2" by Moody's in the case of tax-exempt commercial paper. Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Fund's advisers pursuant to guidelines approved by the Trust's Board of Trustees. The applicable ratings are more fully described in the Appendix to the Statement of Additional Information.


         Stand-by Commitments

                  The Fund may acquire stand-by commitments with respect to Municipal Bonds held in its fund. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified Municipal Bonds at a specified price. Stand-by commitments acquired by the Fund must be of high quality as determined by any Rating Agency, or, if not rated, must be of comparable quality as determined by the Fund's advisers. The Fund acquires stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes.

         Variable and Floating Rate Obligations

                  The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the purchasing Fund and the issuer, they are not normally traded. Although there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Fund's advisers. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

         Certificates of Participation

                  The Fund may purchase Municipal Bonds in the form of "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The municipal leases underlying the certificates of participation in which such Fund invests will be subject to the same quality rating standards applicable to Municipal Bonds. Certificates of participation may be purchased from a bank, broker-dealer or other financial institution. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by law, municipal charter or the duration or nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default; in such event, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

         When-Issued Securities

                  The Fund may purchase securities on a "when-issued" or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. These transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when delivery takes place. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions. The Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. For further information, see "Risk Factors, Investment Objective, and Policies" in the Statement of Additional Information.

         Securities of Other Investment Companies

                  Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies (including other investment companies advised by the advisers) which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

         Illiquid Securities

                  The Fund will not knowingly invest more than 15% of the value of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

                  The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Fund's advisers, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development, and it is not possible to predict how this market will develop. The

Board will carefully monitor any investment by the Fund in these securities.

         Taxable Money Market Instruments

                  The Fund may invest, from time to time, a portion of its assets for temporary defensive or other purposes in short-term money market instruments, the income from which is subject to federal income tax ("Taxable Money Market Instruments"). Taxable Money Market Instruments will not exceed 20% of the total assets of the Fund and may include: obligations of the U.S. Government and its agencies and instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category of S&P, Fitch, Duff, IBCA or Moody's; certificates of deposit; bankers' acceptances; and repurchase agreements with respect to such obligations. See "Risk Factors, Investment Objectives and Policies - Taxable Money Market Instruments" in the Statement of Additional Information for further information on these instruments.

                             INVESTMENT LIMITATIONS


                  The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the Fund's outstanding shares (as defined under "Miscellaneous"). (Other fundamental investment limitations , as well as non-fundamental investment limitations, are contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Fund may not:


                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                           (a) there is no limitation with respect to
obligations issued or guaranteed by the U.S. government, (any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions) and repurchase agreements secured by such obligations;

                           (b) wholly-owned finance companies will be considered
to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

                           (c) utilities will be divided according to their
services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

                           (d) personal credit and business credit businesses
will be considered separate industries.

                  2. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  3. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  4. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  For purposes of the above investment limitations, the Fund treats all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

                  Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.


                        YIELD AND PERFORMANCE INFORMATION


                  From time to time, the Trust may quote in advertisements or in reports to shareholders the Fund's yield and total return data for its Retail shares, B shares and Institutional shares. The "yield" quoted in advertisements refers to the income generated by an investment in a class of shares over a 30-day period identified in the advertisement.

This income is then "annualized." The amount of income generated by an investment during a 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually; the annualized income is then shown as a percentage of the investment. The Fund's "tax-equivalent" yield for a class of shares, which shows the level of taxable yield necessary to produce an after-tax equivalent to the Fund's tax-free yield for that class, may also be quoted from time to time. It is calculated by increasing the yield (calculated as above) for a class of shares by the amount necessary to reflect the payment of federal income tax at stated tax rates. The Fund's tax-equivalent yield for a class of shares will always be higher than its yield.


                  The Fund calculates its total returns for each class of shares on an "average annual total return" basis for various periods from the date they commenced investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of shares may also be calculated on an aggregate total return basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. The methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund with respect to a class during the period are reinvested in shares of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been greater or less than the average for the entire period. The Fund may also advertise, from time to time, the total returns of one or more classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.


                  Investors may compare the performance of each class of shares of the Fund to the performance of other mutual funds with comparable investment objectives, to various mutual fund or market indices, and to data or rankings prepared by independent services such as Lipper Analytical Services, Inc. or other financial or industry publications that monitor the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, U.S.A. Today, CDA/Weisenberger, The American Banker, Morningstar, Incorporated and other publications of a local, regional or financial industry nature.

                  The performance of each class of shares of the Fund is based on historical earnings and will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Changes in the net asset value of a class should be considered in ascertaining the total return to shareholders for a given period. Yield and total return data should also be considered in light of the risks associated with the Fund's portfolio composition, quality, maturity, operating expenses and market conditions. Any fees charged by financial institutions (as described in "How to Purchase and Redeem Shares") are not included in the computation of performance data but will reduce a shareholder's net return on his investment in the Fund.


                  Shareholders should note that the yields and total returns of Retail shares and B shares will be lower than those of the Institutional shares of the Fund because of the different distribution and/or servicing fees. The yields and total returns of the B shares will be lower than those of the Retail shares of the Fund due to the different distribution fees of the classes.
See "Distribution and Servicing Arrangements."

                  Further information about the performance of the Fund is available in the annual and semi-annual reports to shareholders. Shareholders may obtain copies from the Trust free of charge by calling 1-800-622-FUND(3863).

                  The Fund is a successor to a common trust fund previously managed by National City Bank. Substantially all of the assets of the common trust fund in question was transferred to the Fund (as indicated below) on _________ 1998. Set forth below are certain performance data for the predecessor common trust fund of the Fund. This performance information is deemed relevant because this common trust fund was managed using the same investment objective, policies and restrictions, and portfolio manager as those being used by the Fund. However, this performance data is not necessarily indicative of the future performance of the Fund.

                           NATIONAL TAX EXEMPT FUND
                                   PREDECESSOR
                               COMMON TRUST FUND
                            AVERAGE TOTAL RETURNS FOR
                                 VARIOUS PERIODS
                                   (UNAUDITED)



                              Predecessor to the            Predecessor to the              Predecessor to the
                              National Tax Exempt Fund      National Tax Exempt Fund        National Tax Exempt Fund
                              Retail Shares                 Retail Shares                   B Shares
                              (assuming no sales            (assuming sales                 (without deferred sales
                              charges)(1)                   charges)(2)                     charges)(3)
Period Ended
         Six Months.......... _____%                        _____%                          _____%
Periods Ended
         One Year............ _____%                        _____%                          _____%
          Three Years........ _____%                        _____%                          _____%
         Five Years.......... _____%                        _____%                          _____%




                              Predecessor to the
                              National Tax Exempt Fund
                              B Shares                      Predecessor to the
                              (with maximum deferred        National Tax Exempt Fund
                              sales charges)(4)             Institutional Shares(5)
Period Ended
         Six Months.......... _____%                        _____%
Periods Ended
         One Year............ _____%                        _____%
          Three Years........ _____%                        _____%
         Five Years.......... _____%                        _____%




1 The predecessor common trust fund is the Tax Exempt Fund for Personal Trusts of National City Bank. The above information is the average total return for the periods indicated assuming reinvestment of all net investment income after taking into account expenses of ___% of assets and assuming full waiver of the maximum front-end sales charge.

2 The predecessor common trust fund is the Tax Exempt Fund for Personal Trusts of National City Bank. The above information is the average total return for the periods indicated assuming reinvestment of all net investment income after taking into account expenses of ___% of assets and assuming the maximum front-end sales charge of 4.75%.

3 The predecessor common trust fund is the Tax Exempt Fund for Personal Trusts of National City Bank. The above information is the average total return for the periods indicated assuming reinvestment of all net investment income after taking into account expenses of ____% of assets and assuming a full waiver of the maximum contingent deferred sales charge.

4 The predecessor common trust fund is the Tax Exempt Fund for Personal Trusts of National City Bank. The above information is the average total return for the periods indicated assuming reinvestment of all net investment income after taking into account expenses of ____% of assets and assuming the maximum contingent deferred sales charge.

5 The predecessor common trust fund is the Tax Exempt Fund for Personal Trusts of National City Bank. The above information is the average total return for the periods indicated assuming reinvestment of all net investment income after taking into account expenses of ___% of assets. Institutional shares are sold without a sales charge.



                                PRICING OF SHARES


                  For processing purchase and redemption orders, the net asset value per share of the Fund is calculated on each business day as of the close of trading of the New York Stock Exchange (the "Exchange"), generally 4:00 p.m. Eastern time. Net asset value per share is determined on each business day, except those holidays which the Exchange observes (currently New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) ("Business Day").

                  Net asset value per share is calculated by dividing the value of all securities and other assets allocable to a particular class, less liabilities charged to that class, by the number of outstanding shares of the respective class.

                  With respect to the Fund, investments in securities are valued at their closing sales price if the principal market is an exchange. Other securities, and temporary cash investments acquired more than 60 days from maturity, are valued at the mean between quoted bid and asked prices. Such valuations are provided by one or more independent pricing services when such valuations are believed to reflect fair market value. When valuing securities, pricing services consider institutional size trading in similar groups of securities and any developments related to specific issues, among other things. Short-term investments with maturities of 60 days or less are generally valued on the basis of amortized cost, unless the Trust's Board of Trustees determines that this does not represent fair value. The net asset value per share of each class of shares will fluctuate as the value of its investment portfolio changes.



                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR


                  Shares in the Fund are sold on a continuous basis by the Trust's sponsor and distributor. The Distributor is a registered broker/dealer with principal offices located in Oaks, Pennsylvania 19456.

                  The Distributor, adviser and/or their affiliates, at their own expense, may provide compensation to dealers in connection with the sale and/or servicing of shares of the Fund of the Trust. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to exotic locations within or outside of the United States for meetings or seminars of a business nature. Compensation may also include the following types of non-cash items offered through sales contests: (1) vacation trips, including travel arrangements and lodging at resorts; (2) tickets for entertainment events (such as concerts, cruises and sporting events); and (3) merchandise (such as clothing, trophies, clocks and pens). The Distributor, at its expense, currently conducts sales contests for dealers in connection with their sales of shares of the Fund. Dealers may not use sales of the Fund's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

PURCHASE OF RETAIL SHARES AND B SHARES

                  Retail shares of the Fund are sold subject to a front-end sales charge. B shares of the Fund are sold subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." Before choosing between Retail shares and B shares of the Fund, investors should read "Characteristics of Retail Shares and B Shares" and "Factors to Consider When Selecting Retail Shares or B Shares" below.

                  Retail shares and B shares are sold to the public ("Investors") primarily through financial institutions such as banks, brokers and dealers. Investors may purchase Retail or B shares directly in accordance with the procedures set forth below or through procedures established by their financial institutions in connection with the requirements of their accounts. Investors purchasing shares of the Fund must specify at the time of investment whether they are purchasing Retail shares or B shares.

                  Financial institutions may charge certain account fees depending on the type of account the Investor has established with the institution. Investors may be charged a fee if they effect transactions in fund shares through a broker or agent. (For information on such fees, the Investor should review his agreement with the institution or contact it directly.) For direct purchases of shares, Investors should call 1-800-622-FUND(3863) or to speak with a NatCity Investments professional, call 1-888-4NATCTY (462-8289).

                  The minimum investment is $500 for the initial purchase of Retail shares or B shares in the Fund. All subsequent investments for Retail shares and B shares are subject to a minimum investment of $250. All purchases made by check should be in U.S. dollars. Please make the check payable to Armada Funds (fund name), or, in the case of a retirement account, the custodian or trustee for the account. We will not accept third-party checks under any circumstance. Investments made in Retail shares or B shares through the Planned Investment Program ("PIP"), a monthly savings program described below, are not subject to the minimum initial and subsequent investment requirements or any minimum account balance requirements described under "Other Redemption Information." Purchases for an IRA through the PIP will be considered as contributions for the year in which the purchases are made.

                   Under a PIP, Investors may add to their investment in Retail shares or B shares of the Fund, in a consistent manner each month, with a minimum amount of $50. Monies may be automatically withdrawn from a shareholder's checking or savings account available through an Investor's financial institution and invested in additional Retail shares at the Public Offering Price or B shares at the net asset value next determined after an order is received by the Trust. An Investor may apply for participation in a PIP by completing an application obtained through a financial institution, such as banks, brokers, or dealers selling Retail shares or B shares of the Fund, or by calling 1-800-622-FUND(3863). The program may be modified or terminated by an Investor on 30 days written notice or by the Trust at any time.

                  All shareholders of record will receive confirmations of share purchases and redemptions. Financial institutions will be responsible for transmitting purchase and redemption orders to the Trust's transfer agent, State Street Bank and Trust Company
(the "Transfer Agent"), on a timely basis.


                  The Trust reserves the right to reject any purchase order.

SALES CHARGES APPLICABLE TO PURCHASES OF RETAIL SHARES

                  The Public Offering Price for Retail shares of the Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge per account, which is assessed as follows:





                                               As a %           As a %            Dealers'
                                             of offering        of net           Reallowance
                                              price per       asset value         as a % of
Amount of Transaction                           share          per share       offering price
---------------------                         ----------      -----------      --------------

Less than  $50,000..................            4.75             5.00              4.50

$50,000 but less
  than $100,000.....................            4.00             4.20              3.75

$100,000 but less
  than $250,000.....................            3.75             3.90              3.50
                                                ----             ----              ----

$250,000 but less
 than $500,000......................            2.50             2.80              2.25
                                                ----             ----              ----

$500,000 but less
  than $1,000,000...................            2.00             2.00              1.75
                                                ----             ----              ----

$1,000,000 or more..................            0.00             0.00              0.00



With respect to purchases of $1,000,000 or more of the Fund, the adviser may pay from its own funds a fee of 1.00% of the amount invested to the financial institution placing the purchase order.

                  Under the 1933 Act, the term "underwriter" includes persons who offer or sell for an issuer in connection with the distribution of a security or have a direct or indirect participation in such undertaking, but excludes persons whose interest is limited to a commission from an underwriter or dealer not in excess of the usual and customary distributors' or sellers' commission. The Staff of the SEC has expressed the view that persons who receive 90% or more of a sales load may be deemed to be underwriters within the meaning of this definition. The Dealers' Reallowance may be changed from time to time.

                  No sales charge will be assessed on purchases of Retail shares made by:

                  (a) trustees and officers of the Trust;

                  (b) directors, employees and participants in employee benefit/retirement plans (annuitants) of National City Corporation or any of its affiliates;

                  (c) the spouses, children, grandchildren, and parents of individuals referred to in clauses (a) and (b) above;


                  (d) individuals investing in the Fund by way of a direct transfer or a rollover from a qualified plan distribution where affiliates of National City Corporation are serving as a trustee or agent, or certain institutions having relationships with affiliates of National City Corporation;

                  (e) investors purchasing Fund shares through a payroll deduction plan;

                  (f) investors investing in the Armada Plus account through National City's Retirement Plan Services; and

                  (g) investors purchasing fund shares through "one-stop" mutual fund networks.


REDUCED SALES CHARGES APPLICABLE TO PURCHASES OF RETAIL SHARES


                  The applicable sales charge may be reduced on purchases of Retail shares of the Fund made under the Right of Accumulation or Letter of Intent, as described below. To qualify for a reduced sales charge, Investors must so notify their financial institutions or the Trust directly by calling 1-800-622-FUND(3863) at the time of purchase. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an Investor's holdings.

         Right of Accumulation


                  Investors may use their aggregate investments in Retail shares in determining the applicable sales charge. An Investor's aggregate investment in Retail shares is the total value (based on the higher of current net asset value or any Public Offering Price originally paid) of:


                  (a) current purchases


                  (b) Retail shares that are already beneficially owned by the Investor for which a sales charge has been paid


                  (c) Retail shares that are already beneficially owned by the Investor which were purchased prior to July 22, 1990

                  (d) Retail shares purchased by dividends or capital gains that are reinvested

                  If, for example, an Investor beneficially owns Retail shares of the Fund with an aggregate current value of $90,000 and subsequently purchases Retail shares of that Fund having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 2.75% of the Public Offering Price.


         Letter of Intent


                   An Investor may qualify for a reduced sales charge immediately upon signing a nonbinding Letter of Intent stating the Investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The Letter of Intent option is included on the account application which may be obtained from the Investor's financial institution or directly from the Trust by calling 1-800-622-FUND(3863). If an Investor so elects, the 13 month period may begin up to 30 days prior to the Investor's signing the Letter of Intent. The initial investment under the Letter of Intent must be equal to at least 4.0% of the amount indicated in the Letter of Intent. During the term of a Letter of Intent, the Transfer Agent will hold Retail shares representing 4.0% of the amount indicated in the Letter of Intent in escrow for payment of a higher sales charge if the entire amount is not purchased.

                  Upon completing the purchase of the entire amount indicated in the Letter of Intent, the escrowed shares will be released. If the entire amount is not purchased within the 13 month period or is redeemed within one year from the time of fulfillment, the Investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the Investor would have had



                                      -23
to pay on the aggregate purchases if the total of such purchases had been made at a single time.


SALES CHARGES APPLICABLE TO PURCHASES OF B SHARES

                  B shares of the Fund are sold at their net asset value next determined after a purchase order is received in good form by the Trust's Distributor. Although Investors pay no front-end sales charge on purchases of B shares, such shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. Broker- dealers and other organizations selling B shares to Investors will receive commissions from the Distributor in connection with sales of B shares. These commissions may be different than the reallowances or placement fees, if any, paid to dealers in connection with sales of Retail shares.

                  The deferred sales charge on B shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is charged on any increase in the principal value of an Investor's shares. In addition, a contingent deferred sales charge will not be assessed on B shares purchased through reinvestment of dividends or capital gain distributions.

                  The amount of any contingent deferred sales charge an Investor must pay on B shares depends on the number of years that elapse between the purchase date and the date such B shares are redeemed. Solely for purposes of determining the number of years from the time of payment for an Investor's share purchase, all payments during a month will be aggregated and deemed to have been made on the first day of the month.




                                                         Contingent Deferred
                                                         Sales Charge (as a
                      Number of Years                percentage of dollar amount
                  Elapsed Since Purchase               subject to the charge)
Less than one.......................................            5.0%
More than one, but less
  than two..........................................            4.0%
More than two, but less
  than three........................................            4.0%
More than three, but less
  than four.........................................            3.0%
More than four, but less
  than five.........................................            2.0%
More than five, but less
  than six..........................................            1.0%
 After six years....................................            None

                  When an Investor redeems his B shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. B shares are redeemed first from those B shares that are not subject to the deferred sales load (i.e., B shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the B shares that have been held the longest.

                  For example, assume an Investor purchased 100 B shares at $10 a share (for a total cost of $1,000), three years later the shares have a net asset value of $12 per share and during that time the investor acquired 10 additional shares through dividend reinvestment. If the Investor then makes one redemption of 50 shares (resulting in proceeds of $600, 50 shares x $12 per share), the first 10 shares redeemed will not be subject to the contingent deferred sales charge because they were acquired through reinvestment of dividends. With respect to the remaining 40 shares redeemed, the contingent deferred sales charge is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $400 of the $600 such Investor received from selling his shares will be subject to the contingent deferred sales charge, at a rate of 4.0% (the applicable rate in the third year after purchase). The proceeds from the contingent deferred sales charge that the Investor may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling B shares. The contingent deferred sales charge, along with ongoing distribution fees paid with respect to B shares, enables those shares to be purchased without the imposition of a front-end sales charge.

         Exemptions From Contingent Deferred Sales Charge

                  The following types of redemptions qualify for an exemption from the contingent deferred sales charge:

                  (a) exchanges described under "Exchange Privilege Applicable to Retail Shares and B Shares" below

                  (b) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit-sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to
Section 403(b)(7) of the Internal Revenue Code due to death, disability or the attainment of a specified age

                  (c) redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the minimum account size

                  (d) redemptions in connection with the death or disability of a shareholder

                  (e) redemptions by a settlor of a living trust

                  (f) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

Characteristics of Retail Shares and B Shares

                  The primary difference between Retail shares and B shares lies in their sales charge structures and distribution arrangements. An Investor should understand that the purpose and function of the sales charge structures and distribution arrangements for both Retail shares and B shares are the same.

                  Retail shares are sold at their net asset value plus a front-end sales charge. This front-end sales charge may be reduced or waived in some cases. Retail and Institutional shares are subject to ongoing distribution fees at an annual rate of up to 0.10% of the Fund's average daily net assets attributable to its Retail and Institutional shares.

                  B shares are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the shares are redeemed within six years of investment. B shares are subject to ongoing distribution fees at an annual rate of up to .75% of the Fund's average daily net assets attributable to its B shares. These ongoing fees, which are higher than those charged on Retail shares, will cause B shares to have a higher expense ratio and pay lower dividends than Retail shares.

                  B shares which have been outstanding for eight years after the end of the month in which the shares were initially purchased will automatically convert to Retail shares. The purpose of the conversion is to relieve a holder of B shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from B shares to Retail shares takes place at net asset value, as a result of which an Investor receives dollar-for-dollar the same value of Retail shares as he had of B shares. As a result of the conversion, the converted shares are relieved of the distribution and service fees borne by B shares, although they are subject to the distribution and service fees borne by Retail shares.

                  B shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - eight years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased B shares that were not acquired through reinvestment of dividends or distributions. For example, if an Investor makes a one-time purchase of B shares of the Fund, and subsequently acquires additional B shares of the Fund only through reinvestment of dividends and/or distributions, all of such Investor's B shares in the Fund, including those acquired through reinvestment, will convert to Retail shares of the Fund on the same date.

Factors to Consider When Selecting Retail Shares or B Shares

                  Before purchasing Shares of the Fund, Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and potential contingent deferred sales charges on B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Retail shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Retail shares. In this regard, to the extent that the sales charge for Retail shares is waived or reduced by one of the methods described above, investments in Retail shares become more desirable. The Trust will refuse all purchase orders for B shares of over $250,000.

                  Although Retail shares are subject to a distribution fee, they are not subject to the higher distribution fee applicable to B shares. For this reason, Retail shares can be expected to pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of Retail shares that do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in the Fund than purchasers of B shares of the Fund.

                  As described above, purchasers of B shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by B shares. Because the Fund's future returns cannot be predicted, there can be no assurance that this will be the case. Holders of B shares would, however, own shares that are subject to higher annual expenses and, for a six-year period, such shares would be subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this six-year period should compare the cost of the contingent deferred sales charge plus the aggregate annual B shares' distribution fees to the cost of the initial sales charge and distribution fees on the Retail shares. Over time, the expense of the annual distribution fees on the B shares may equal or exceed the initial sales charge, if any, and annual distribution fees applicable to Retail shares. For example, if net asset value remains constant, the aggregate distribution fees with respect to B shares of the Fund would equal or exceed the initial sales charge and aggregate distribution fees of Retail shares of the Fund approximately eight years after the purchase. In order to reduce such fees of Investors that hold B shares for more than eight years, B shares will be automatically converted to Retail shares as described above at the end of such eight-year period.


PURCHASE OF INSTITUTIONAL SHARES


                  Institutional shares are sold primarily to banks and trust companies which are affiliated with National City Corporation (the "Banks"), customers that are large institutions, and investment advisers and financial planners affiliated with National City ("RIAs") who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients ("Customers"). Institutional shares are sold without a sales charge imposed by the Trust or the Distributor. However, depending on the terms governing the particular account, the Banks or RIAs may impose account charges such as account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the shareholder's net return on his investment in the Fund. There is no minimum investment.

                  It is the responsibility of the Banks, NAM and RIAs to transmit their Customers' purchase orders to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. Institutional shares will normally be held of record by the Banks or RIAs. Confirmations of share purchases and redemptions will be sent to the Banks and RIAs. Beneficial ownership of Institutional shares will be recorded by the Banks or RIAs and reflected in the account statements provided by them to their Customers.
                                      -28-

                  The Trust reserves the right to reject any purchase order.

EFFECTIVE TIME OF PURCHASES


                  Purchase orders for shares of the Fund which are received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) on any business day are priced according to the net asset value per share next determined after receipt of the order plus any applicable sales charge (the "Public Offering Price"). Immediately available funds must be received by the Trust's custodian prior to 2:00 p.m. (Eastern Time) on the third business day following the receipt of such order, at which time the order will be executed. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Bank or financial institution placing the order. Purchase orders for which payment has not been received or accepted will be returned after prompt inquiry to the sending Bank or institution.

REDEMPTION OF RETAIL SHARES AND B SHARES

                  Redemption orders are effected at the Fund's net asset value per share next determined after receipt of the order by the Fund. Proceeds from the redemptions of B shares will be reduced by the amount of any applicable contingent deferred sales charge. Redemption orders must be placed in writing or by telephone to the same financial institution that placed the original purchase order. It is the responsibility of the financial institutions to transmit redemption orders to the Transfer Agent. Investors who purchased shares directly from the Trust may redeem shares in any amount by calling 1-800-622-FUND(3863). Redemption proceeds are paid by check or credited to the Investor's account with his financial institution.


REDEMPTION OF INSTITUTIONAL SHARES


                  Customers may redeem all or part of their Institutional shares in accordance with instructions and limitations pertaining to their accounts at the Banks or RIAs. It is the responsibility of the Banks or RIAs to transmit redemption orders to the Transfer Agent and credit their Customers' accounts with the redemption proceeds on a timely basis. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. No charge for wiring redemption payments is imposed by the Trust, although the Banks or RIAs may charge their Customers' accounts for services. Information relating to such services and charges, if any, is available from the Banks or RIAs.

                  If a Customer has agreed with a particular Bank to maintain a minimum balance in his account at the Bank and the balance in such account falls below that minimum, the Customer may be obliged to redeem all or part of his Institutional shares to the extent necessary to maintain the required minimum balance. Customers who have instructed that automatic purchases and redemptions be made for their accounts receive monthly confirmations of share transactions.


 WRITTEN REDEMPTION PROCEDURES

                  A shareholder who purchased shares directly from the Trust may redeem shares in any amount by sending a written request to Armada Funds, P.O. Box 8421, Boston, Massachusetts 02266-8421. Redemption requests must be signed by each shareholder, including each joint owner on redemption requests for joint accounts, in the exact manner as the Fund account is registered, and must state the number of shares or the amount to be redeemed and identify the shareholder account number and tax identification number. For a redemption amount of $10,000 or more, each signature on the written request must be guaranteed by a commercial bank or trust company which is a member of the Federal Reserve System or FDIC, a member firm of a national securities exchange or a savings and loan association. A signature guaranteed by a savings bank or notarized by a notary public is not acceptable. For a redemption amount less than $10,000, no signature guarantee is needed. The Trust may require additional supporting documents for redemptions made by corporations, fiduciaries, executors, administrators, trustees, guardians and institutional investors.

TELEPHONE REDEMPTION PROCEDURES

                  A shareholder who purchased shares directly from the Trust may redeem shares in any amount by calling 1-800-622-
FUND(3863) provided the appropriate election was made on the shareholder's account application.


                  During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should mail their redemption requests to their financial institutions or Armada Funds at the address shown above. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust and its Transfer Agent will use such procedures as are considered


                                      -30
reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number and recent transactions in the account). To the extent that the Trust and its Transfer Agent fail to use reasonable procedures to verify the genuineness of telephone instructions, they may be liable for such instructions that prove to be fraudulent and unauthorized. In all other cases, shareholders will bear the risk of loss for fraudulent telephone transactions. The Trust reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming Retail shares or B shares by telephone may be modified or terminated at any time by the Trust or the Transfer Agent.


OPTION TO MAKE SYSTEMATIC WITHDRAWALS


                  The Trust has available a Systematic Withdrawal Plan (the "Plan") for a shareholder who owns shares of the Fund held on the Transfer Agent's system. The Plan allows the shareholder to have a fixed minimum sum of $250 distributed at regular intervals. The shareholder's account must have a minimum value of $5,000 to be eligible for the Plan. Withdrawals will be reduced by any applicable contingent deferred sales charge. Additional information regarding this service may be obtained from an Investor's financial institution or the Transfer Agent at 1-800-622-FUND(3863). Because automatic withdrawals of B shares will be subject to the contingent deferred sales charge, it may not be in the best interest of B shares shareholders to make systematic withdrawals.


OTHER REDEMPTION INFORMATION


                   When redeeming shares in the Fund, shareholders should indicate whether they are redeeming Retail shares or B shares. In the event a redeeming shareholder owns both Retail shares and B shares in the Fund, the Retail shares will be redeemed first unless the shareholder indicates otherwise. Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem, at net asset value, any account maintained by a shareholder that has a value of less than $500 due to redemptions where the shareholder does not increase the amount in the account to at least $500 upon 60 days notice.


                  If any portion of the shares to be redeemed represents an investment made by personal check, the Trust reserves the right to delay payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected, which could take up to 15 calendar days from the date of purchase. A shareholder who anticipates the need for more immediate access to his investment should purchase shares by Federal funds, bank wire, certified or cashier's check. Financial institutions normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds.

                  Payment to Shareholders for shares redeemed will be made within seven days after receipt of the request for redemption.


EXCHANGE PRIVILEGE APPLICABLE TO RETAIL SHARES AND B SHARES


                  The Trust offers an exchange program whereby Investors who have paid a sales charge to purchase Retail shares of the Fund (a "load Fund") may exchange those Retail shares for Retail shares of another load Fund, or another investment fund offered by the Trust without the imposition of a sales charge (each a "no load Fund") at the net asset value per share on the date of exchange. As a result, no additional sales charge will be incurred with respect to such an exchange. Shareholders may also exchange Retail shares of a no load Fund for Retail shares of another no load Fund at the net asset value per share without payment of a sales load. In addition, shareholders of a no load Fund may exchange Retail shares for Retail shares of a load Fund subject to payment of the applicable sales load. However, shareholders exchanging Retail shares of a no load Fund which were received in a previous exchange transaction involving Retail shares of a load Fund will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent amount into the Retail shares of a load Fund.

                  Shareholders who have purchased B shares of the Fund (including shares acquired through reinvestment of dividends or distributions on such shares) may exchange those shares for B shares of another Fund without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemptions of B shares, the holding period of the B shares originally held will be added to the holding period of the B shares acquired through the exchange.

                  No exchange fee is imposed by the Trust. Shareholders contemplating an exchange should carefully review the Prospectus of the Fund into which the exchange is being considered. An Armada Funds Prospectus may be obtained from NatCity Investments , Inc., an Investor's financial institution or by calling 1-800- 622-FUND(3863).

                  Any Retail shares or B shares exchanged must have a value at least equal to the minimum initial investment required by the particular investment fund into which the exchange is being made. Investors should make their exchange requests in writing or by telephone to the financial institutions through which they purchased their original Retail shares or B shares. It is the responsibility of financial institutions to transmit exchange requests to the Transfer Agent. Investors who purchased shares directly from the Trust should transmit exchange requests directly to the Transfer Agent. Exchange requests received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the day of receipt; requests received by the Transfer Agent after 4:00 p.m. (Eastern Time) will be processed on the next Business Day. The Trust reserves the right to reject any exchange request. During periods of unusual economic or market changes, telephone exchanges may be difficult to implement. In such event, an Investor should mail the exchange request to his financial institution, and an Investor who directly purchased shares from the Trust should mail the exchange request to the Transfer Agent. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

SYSTEMATIC EXCHANGE PROGRAM APPLICABLE TO RETAIL SHARES AND B SHARES

                   Shares of the Fund may also be purchased through automatic monthly deductions from a shareholder's account from any Armada money market fund. Under a systematic exchange program, a shareholder enters an agreement to purchase shares of one or more specified funds over a specified period of time, and initially purchases shares of one Armada money market fund in an amount equal to the total amount of the investment. On a monthly basis, a specified dollar amount of shares of the Armada money market fund is exchanged for shares of the Fund specified.

                  The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Fund. This effect also can be achieved through the systematic investment program described previously in this Prospectus. Because purchases of Retail shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in indicating an intent to purchase Retail shares in connection with the systematic exchange program. A shareholder may apply for participation in this program through his financial institution or by calling 1-800-622-FUND(3863).

                     DISTRIBUTION AND SERVICING ARRANGEMENTS
                     ---------------------------------------


                  Pursuant to the Trust's Distribution Agreement , as amended, and Rule 12b-1 under the 1940 Act, the Trust adopted a Service and Distribution Plan relating to the Institutional and Retail classes of shares ("Institutional and Retail Plan") and a separate B Shares Distribution and Servicing Plan relating to the B classes of shares ("B Shares Plan"). Under the Institutional and Retail Plan, the Trust pays the following compensation to the Distributor for services provided and expenses assumed in providing the Trust advertising, marketing, prospectus printing and other distribution services : (i) an annual base fee of $1,250,000, plus (ii) incentive fees related to asset growth. Such compensation is payable monthly and accrued daily among the Institutional and Retail classes of the Trust's investment funds with respect to which the Distributor is distributing shares. In the case of the Fund, such compensation shall not exceed .10% per annum of the average aggregate net assets of its Institutional and Retail classes. Under the B Shares Plan, the Trust pays the Distributor up to .75% annually of the average daily net assets of each fund's B shares for the same types of services provided and expenses assumed as in the Institutional and Retail Plan. Such compensation is payable monthly and accrued daily by the Fund's B shares only.

                   Although B shares are sold without an initial sales charge, the Distributor pays a sales commission equal to 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell B shares. These commissions are not paid on exchanges from other Armada funds or on sales to investors exempt from the contingent deferred sales charge.

                  Under the Shareholder Services Plan relating to the Fund's Retail shares and the B Shares Plan, the Trust enters into shareholder servicing agreements with certain financial institutions . Pursuant to these agreements, the institutions agree to render shareholder administrative services to their customers who are the beneficial owners of Retail or B shares in consideration for the payment of up to .25% (on an annualized basis) of the average daily net asset value of such shares. Persons entitled to receive compensation for servicing Retail or B shares may receive different compensation with respect to those shares than with respect to Institutional shares in the same Fund. Shareholder administrative services may include aggregating and processing purchase and redemption orders, processing dividend payments from the Fund on behalf of customers, providing information periodically to customers showing their position in Retail or B shares, and providing sub- transfer agent services or the information necessary for sub-transfer agent services, with respect to Retail or B shares beneficially owned by customers. Since financial institutions may charge their customers fees depending on the type of customer account the Investor has established, beneficial owners of Retail or B shares should read this Prospectus in light of the terms and fees governing their accounts with financial institutions.



                           DIVIDENDS AND DISTRIBUTIONS


                  Dividends from the net investment income of the Fund are declared daily and paid monthly. With respect to the Fund, net income for dividend purposes consists of dividends, distributions and other income on the Fund's assets, less the accrued expenses of the Fund. Any net realized capital gains will be distributed at least annually. Dividends and distributions will reduce the Fund's net asset value per share by the per share amount thereof.

                   Shareholders of the Fund may elect to have their dividends reinvested in additional full and fractional Fund shares of the same class of any Armada Funds at the net asset value of such shares on the payment date. Shareholders must make such election, or any revocation thereof, in writing to their Banks or financial institutions. The election will become effective with respect to dividends and distributions paid after its receipt.


                                      TAXES


                  The Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

                  Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income , if any, for such year. In general, the Fund's investment company taxable income will be the sum of its net investment income and the excess of any net short-term capital gain for the taxable year over the net long-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by the Fund will be taxable as ordinary income to their respective shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred under the Code.) For corporate shareholders, the dividends received deduction will apply to such distributions to the extent of the gross amount of qualifying dividends received by the distributing Fund from domestic corporations for the taxable year.

                  Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually to Fund shareholders. The Fund will generally have no tax liability with respect to such gains and the distributions will be taxable to Fund shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held Fund shares and whether such gains are received in cash or reinvested in additional shares.

                  Dividends declared in October, November or December of any year payable to shareholders of record on a specified date before the end of the year will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

                  Prior to purchasing Fund shares , the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.



                  A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Fund shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange. If a shareholder has held shares for six months or less and during that time received a distribution taxable as a long-term capital gain, then any loss the shareholder might realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier capital gain distribution. Generally, a shareholder may include sales charges incurred upon the purchase of Fund shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another Fund within 90 days of the purchase and is able to reduce the sales charge applicable to the new shares (by virtue of the Trust's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to this limitation) in the tax basis of the new shares.


                  Shareholders of the Fund will be advised at least annually as to the federal income tax consequences of distributions made to them each year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes which may differ from federal tax consequences described above.



                  The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


                  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. The trustees of the Trust, their addresses, principal occupations during the past five years, other affiliations, and the compensation paid by the Trust and the fees and reimbursed expenses they receive in connection with each meeting of the Board of Trustees they attend are included in the Statement of Additional Information.

INVESTMENT ADVISER

                  National City serves as the investment adviser to the Fund. National City provides trust and banking services to individuals, corporations, and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency, and personal and corporate banking. National City is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation.

                  On December 31, 1997, the Trust Department of National City had approximately $11.5 billion in assets under management, and approximately $23.3 billion in total trust assets. The principal office of the investment adviser is as follows:

                           National City Bank
                           1900 East Ninth Street
                           Cleveland, Ohio 44114

                  Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, the adviser has agreed to manage the Fund, make decisions with respect to and place orders for all purchases and sales of such Fund's securities, and maintain such Fund's records relating to such purchases and sales.

                  The Fixed Income Team of National City's Asset Management Group makes the investment decisions for the Fund. No individual person is primarily responsible for making recommendations to the Asset Management Group. Members of the team are:

- Michael E. Santelli, CFA, Vice President and Director of the Fixed Income Team, joined National City in 1995.
         Previously, he spent a total of 4 years in the mortgage research departments of Donaldson Lufkin and Jenrette and Merrill Lynch. He specializes in the mortgage market.

- Stephen P. Carpenter, Vice President, joined National City in 1989. He was more than 23 years of investment experience with expertise in the area of municipal bonds (taxable as well as tax-free) and money market instruments.

- Stanley F. Martinez, Investment Officer, joined National City in 1996. Previously, he managed taxable money market funds and short duration fixed income portfolios for Mercantile-Safe Deposit & Trust. His focus is on short duration investments across all fixed income sectors.

-        Douglas J. Carey, Investment Officer, joined National City in 1995.
         Prior to joining National City, Mr. Carey was a graduate assistant for the Economic Department of Miami University from August 1994 through July 1995. He now specializes in the asset-backed sector.

- Marilou C. Hitt, Assistant Vice President, has worked in National City's Funds Management Trading Department since 1984. She has managed short-term money market instruments for more than ten years. Her responsibilities also include fixed income trading of government and corporate securities.

- Frederick W. "Ted" Ramsey, Vice President of the Fixed Income Research Team, oversees the Fixed Income Team's credit and research area. His experience includes 25 years in corporate banking and credit administration, including 10 years as senior credit officer. In addition to his responsibilities as head of credit research, Mr. Ramsey serves as credit advisor on new investment opportunities and risk management guidelines.


- Barbara A. Nagy, Assistant Vice President, has been with National City since 1982 where she worked in Commercial Lending credit research before joining the Fixed Income Team in 1994. Ms. Nagy is experienced in corporate and municipal credit research. Her investment responsibilities include tax-free money market instruments.

-        Don M. McConnell, Research Analyst, joined National City in 1996. Mr.
         McConnell has responsibility for evaluating portfolio risk measures as well as fixed income sector relative valuation. His responsibilities also include duration management of the funds.

                  For the services provided and expenses assumed pursuant to the Advisory Agreement relating to the Fund, the adviser is entitled to receive an advisory fee, computed daily and payable monthly, at the annual rate of .55% of the average net assets of Fund. Shareholders should note that these fees are higher than those payable by other investment companies. However, the Trust believes that the fees are within the range of fees payable by investment funds with comparable investment objectives and policies. The adviser may from time to time waive all or a portion of their advisory fees to increase the net income of the Fund available for distribution as dividends.

ADMINISTRATOR


                  PFPC Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the administrator to the Funds. PFPC is an indirect, wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  Under its Administration and Accounting Services Agreement with the Trust, PFPC has agreed to provide the following services with respect to the Fund: statistical data, data processing services and accounting and bookkeeping services; prepare tax returns and certain reports filed with the SEC; assist in the preparation of reports to shareholders and the preparation of the Trust's registration statement; maintain the required fidelity bond coverage; calculate the Fund's net asset value per share, net income, and realized capital gains (losses); and generally assist the Fund with respect to all aspects of its administration and operation. PFPC is entitled to receive with respect to the Fund an administrative fee, computed daily and paid monthly, at the annual rate of .10% of the first $200,000,000 of its net assets, .075% of the next $200,000,000 of its net assets, .045% of the next $200,000,000 of its net assets and .02% of its net assets over $600,000,000 and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Fund.

                     DESCRIPTION OF THE TRUST AND ITS SHARES

                  The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue 61 separate classes or series of shares of beneficial interest ("shares"). Three of these classes or series, which represent interests in the National Tax Exempt Fund (Class L , Class L - Special Series 1 and Class L - Special Series 2). Class L shares constitute the Institutional class or series of shares; Class L - Special Series 1 shares constitute the Retail class or series of shares; and Class L - Special Series 2 shares constitute the B class or series of shares. The other Funds of the Trust are:

                           Money Market Fund
                           (Class A , Class A - Special Series 1 and Class A -Special Series 2)

                           Government Money Market Fund
                           (Class B and Class B - Special Series 1)

                           Treasury Money Market Fund

                           (Class C and Class C - Special Series 1)


                           Tax Exempt Money Market Fund
                           (Class D , Class D - Special Series 1 and Class D -Special Series 2)

                           Intermediate Bond Fund
                           (Class I , Class I - Special Series 1 and Class I -Special Series 2)

                           Ohio Tax Exempt Fund
                           (Class K , Class K - Special Series 1 and Class K -Special Series 2)

                           Equity Growth Fund
                           (Class H, Class H - Special Series 1 and Class H Special Series 2)

                           Equity Income Fund
                           (Class M , Class M - Special Series 1 and Class M Special Series 2)

                           Small Cap Value Fund
                           (Class N , Class N - Special Series 1 and Class N Special Series 2)

                           Enhanced Income Fund
                           (Class O , Class O - Special Series 1 and Class O -Special Series 2)

                           Total Return Advantage Fund
                           (Class P , Class P - Special Series 1 and Class P Special Series 2)

                           Pennsylvania Tax Exempt Money Market Fund
                           (Class Q and Class Q - Special Series 1)

                           Bond Fund
                           (Class R, Class R - Special Series 1 and Class R Special Series 2)

                           GNMA Fund
                           (Class S, Class S - Special Series 1 and Class S Special Series 2)

                           Pennsylvania Municipal Fund
                           (Class T, Class T - Special Series 1 and Class T Special Series 2)

                           International Equity Fund
                           (Class U, Class U - Special Series 1 and Class U Special Series 2)

                           Equity Index Fund
                           (Class V and Class V - Special Series 1)

                           Core Equity Fund
                           (Class W, Class W - Special Series 1 and Class W Special Series 2)

                           Small Cap Growth Fund
                           (Class X, Class X - Special Series 1 and Class X Special Series 2)

                           Real Return Advantage Fund
                           (Class Y and Class Y - Special Series 1)

                           Tax Managed Equity Fund
                           (Class Z, Class Z - Special Series 1 and Class Z Special Series 2)

                  Each share has no par value, represents an equal proportionate interest in the investment fund with other shares of the same class or series outstanding, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Trust's Board of Trustees. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into any number of additional classes of shares and to classify or reclassify any class of shares into one or more series of shares.


                  Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shareholders will vote in the aggregate and not by investment fund, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular investment fund. The Statement of Additional Information gives examples of situations in which the law requires voting by investment fund. In addition, shareholders of each of the investment Funds will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines the matter to be voted on affects only the interests of the holders of a particular class or series of shares. Under the Shareholder Services Plan and B Shares Plan, only the holders of Retail or B shares in an investment fund are, or would be entitled to vote on matters submitted to a vote of shareholders (if any) concerning their respective plans. Voting rights are not cumulative, and accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the trustees irrespective of the vote of the other shareholders.


                  As stated above, the Trust is organized as a trust under the laws of Massachusetts. Shareholders of such a trust may, under certain circumstances, be held personally liable (as if they were partners) for the obligations of the trust. The Declaration of Trust of the Trust provides for indemnification out of the trust property for any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason.


                  The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of shareholders entitled to cast at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called by shareholders to consider the removal of one or more trustees. Shareholders will receive shareholder communication assistance with respect to such matter as required by the 1940 Act.





                          CUSTODIAN AND TRANSFER AGENT


                  National City Bank serves as the custodian of the Trust's assets. State Street Bank and Trust Company serves as the Trust's transfer and dividend disbursing agent. Communications to the Transfer Agent should be directed to P.O. Box 8421, Boston, Massachusetts 02266-8421. The fees payable by the Trust for these services are described in the Statement of Additional Information.



                                    EXPENSES


                  Except as noted below, the Adviser bears all expenses in connection with the performance of its services. The Fund bears its own expenses incurred in its operations including: taxes; interest; fees (including fees paid to its trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; expenses related to the distribution and servicing plans; advisory fees; administration fees and expenses; charges of the custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholders' reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of its portfolio securities.



                                  MISCELLANEOUS


                  Shareholders will receive unaudited semi-annual reports and annual financial statements audited by independent accountants.


                  Pursuant to Rule 17f-2, as National City Bank serves the Trust as both the custodian and an investment adviser, a procedure has been established requiring three annual verifications, two of which are to be unannounced, of all investments held pursuant to the Custodian Services Agreement, to be conducted by the Trust's independent auditors.

                  As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or (b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

                  The portfolio managers of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.


                  Inquiries regarding the Trust or any of its investment funds may be directed to 1-800-622-FUND(3863).

                                  ARMADA FUNDS
                                  ------------

Board of Trustees
-----------------

Robert D. Neary                        Robert J. Farling
Chairman                               Retired Chairman, President and
Retired Co-Chairman, Ernst & Young     Executive Officer, Centerior Energy
Director:                              Director:
Cold Metal Products, Inc.              Republic Engineered Steels
Zurn Industries, Inc.

Herbert R. Martens, Jr.                Richard W. Furst, Dean
President                              Professor of Finance and Dean
Executive Vice President,                Carol Martin Gatton College of Business
  National  City Corporation             and Economics, University of Kentucky
Chairman, President and                Director:
  Chief Executive Officer,             Foam Design, Inc.
  Officer, NatCity                     The Seed Corporation
  Investments, Inc.

Leigh Carter                           Gerald L. Gherlein
Retired President and                  Executive Vice President and General
  Chief Operating Officer                Counsel, Eaton Corporation
  B.F. Goodrich Company                Trustee:
Director:                              Meridia Health System
Acromed Corporation                    WVIZ Educational Television
Kirtland Capital Corporation
Morrison Products

John F. Durkott                        J. William Pullen
President and Chief                    President and Chief Executive Officer,
  Operating Officer,                     Whayne Supply Company
  Kittle's Home Furnishing's
    Center, Inc.

-ARMADA FUNDS

Investment Adviser

Affiliate of National
City Corporation
         National City Bank
         1900 East Ninth Street
         Cleveland, Ohio 44114

                              CROSS REFERENCE SHEET
                              ---------------------

                            National Tax Exempt Fund



                                                             Statement of Additional
Form N-1A Part B Item                                        Information Caption
---------------------                                        -----------------------

1.       Cover Page.....................................     Cover Page

2.       Table of Contents..............................     Table of Contents

3.       General Information and History................     Statement of Additional
                                                             Information

4.       Investment Objectives and Policies.............     Investment Objectives
                                                                               and Policies

5.       Management of Registrant.......................     Trustees and Officers

6.       Control Persons and Principal..................     Description of Shares
         Holders of Securities

7.       Investment Advisory and
         Other Services.................................     Advisory,
                                                             Administration,
                                                             Distribution, Custodian
                                                             Services and Transfer
                                                             Agency Agreements

8.       Brokerage Allocation and Other
         Practices......................................     Investment Objectives
                                                             and Policies

9.       Capital Stock and Other Securities.............     Additional Purchase and
                                                             Redemption Information

10.      Purchase, Redemption and Pricing
         of Securities Being Offered....................     Additional Purchase and
                                                             Redemption Information

11.      Tax Status.....................................     Additional Information
                                                             Concerning Taxes

12.      Underwriters...................................     Not Applicable

13.      Calculation of Performance Data................     Yield and Performance Information

14.      Financial Statements...........................     Financial Statements


                 Subject to Completion - Dated January 22, 1998

         Information contained herein pertaining to B shares of the Armada National Tax Exempt Fund is subject to completion or amendment. A post-effective amendment to the registration statement relating to, among other things, B shares of the Armada National Tax Exempt Fund has been filed with the Securities and Exchange Commission. B shares of the Armada National Tax Exempt Fund may not be sold nor may offers to buy B shares of this Fund be accepted prior to the time the post-effective amendment to the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.


                                  ARMADA FUNDS

                       Statement of Additional Information


                                ___________, 1998


                            National Tax Exempt Fund


















This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for the above Fund of Armada
Funds (the "Trust"), dated _______, 1998 (the "Prospectus"). A copy of the Prospectus may be obtained by calling or writing the Trust at 1-800-622-FUND
(3863), Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS


                                                                          Page

         STATEMENT OF ADDITIONAL INFORMATION..............................   1


         INVESTMENT OBJECTIVES AND POLICIES...............................   1

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................   7

         DESCRIPTION OF SHARES............................................  10

         ADDITIONAL INFORMATION CONCERNING TAXES..........................  12

         TRUSTEES AND OFFICERS............................................  15

         ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
         SERVICES AND TRANSFER AGENCY AGREEMENTS .........................  20

         SHAREHOLDER SERVICES PLANS.......................................  23

         PORTFOLIO TRANSACTIONS...........................................  24

         AUDITORS.........................................................  25

         COUNSEL..........................................................  26

         YIELD AND PERFORMANCE INFORMATION................................  26

         MISCELLANEOUS....................................................  30

         APPENDIX A....................................................... A-1

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                  This Statement of Additional Information should be read in conjunction with the Prospectus of Armada Funds (the "Trust") that describes the National Tax Exempt Fund (the "Fund"). The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.



                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


ADDITIONAL INFORMATION ON FUND MANAGEMENT
-----------------------------------------


                  Further information on the adviser's investment management strategies, techniques, policies and related matters may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also, "Performance Information" below.

                  Attached to this Statement of Additional Information is Appendix A which contains descriptions of the rating symbols used by S&P, Fitch, Duff, IBCA and Moody's for securities which may be held by the Fund.


MUNICIPAL BONDS
---------------

                  As described in the Prospectus, the two principal classifications of Municipal Bonds consist of "general obligation" and "revenue" issues, and the Fund may include "moral obligation" issues, which are normally issued by special purpose authorities. Municipal Bonds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

                  There are, of course, variations in the quality of Municipal Bonds both within a particular classification and between classifications, and the yields on Municipal Bonds depend upon a variety of factors, including the financial condition of the issuer, the general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Rating Agencies represent their opinions as to the quality of Municipal Bonds. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Bonds with the same maturity, interest rate and rating may have different yields while Municipal Bonds of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Bonds may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's adviser will consider such an event in determining whether the Fund should continue to hold the obligation.


                  The payment of principal and interest on most Municipal Bonds purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Bonds may be materially adversely affected by litigation or other conditions.

                  Certain Municipal Bonds held by the Fund may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Bond at the time of its original issuance. In the event that the issuer defaults on interest or principal payments, the insurer of the bond is required to make payment to the bondholders upon proper notification. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. The Fund may, from time to time, invest more than 25% of its assets in Municipal Bonds covered by insurance policies.

STAND-BY COMMITMENTS
--------------------

                   The Fund may acquire stand-by commitments (also known as put options) with respect to Municipal Bonds held in its fund. The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The Fund will not acquire a stand-by commitment unless immediately after the acquisition, not more than 5% of the Fund's total assets will be invested in instruments subject to a demand feature, or in stand-by commitments, with the same institution.

                  The Fund's right to exercise stand-by commitments will be unconditional and unqualified. A stand-by commitment will be transferable by the Fund only with the underlying Municipal Bonds which may be sold to a third party at any time. Until the Fund exercises its stand-by commitment, it owns the securities in its fund which are subject to the commitment.

                  The amount payable to the Fund upon its exercise of a stand-by commitment will normally be (i) the Fund's acquisition cost of the Municipal Bonds (excluding any accrued interest which the Fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Under normal market conditions, in determining net asset value the Fund values the underlying Municipal Bonds on an amortized cost basis. Accordingly, the amount payable by a dealer upon exercise of a stand-by commitment will normally be substantially the same as the fund value of the underlying Municipal Bonds.

                  The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the advisers' opinion, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Bonds that are subject to the commitment. Thus, the risk of loss to the Fund in connection with a stand-by commitment will not be qualitatively different from the risk of loss faced by a person that is holding securities pending settlement after having agreed to sell the securities in the ordinary course of business.

WHEN-ISSUED SECURITIES
----------------------

                  The Fund may purchase Municipal Bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase when-issued securities, the custodian sets aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

                  When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------


                  The Fund may invest in securities issued by other investment companies (including other investment companies advised by the adviser) which invest in high quality, short term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Fund currently intends to limit such investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group;
(c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the adviser.


TAXABLE MONEY MARKET INSTRUMENTS
--------------------------------

                  The Fund may invest in various Taxable Money Market Instruments such as bank obligations, commercial paper, guaranteed investment contracts ("GICs") repurchase agreements and U.S.
Government Obligations.

                  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

                  Investments include commercial paper and other short term promissory notes issued by corporations (including variable and floating rate instruments). In addition, the Fund may invest in Canadian Commercial Paper ("CCP"), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. The Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.


                  The Fund may make limited investments in GICs issued by U.S. insurance companies. The Fund will purchase a GIC only when the adviser have determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more Rating Agencies.

                  Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's adviser deem creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


                  The Fund may purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the adviser believe that the credit risk with respect thereto is minimal.


ADDITIONAL INVESTMENT LIMITATIONS
---------------------------------


                  In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the following investment limitations which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous" in the Prospectus).


                  The Fund may not:


                  1. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.

                  3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                  In addition, the Fund is subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

                  The Fund may not:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with the Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  4. Purchase securities of companies for the purpose of exercising control .

                  5. Invest more than 15% of its net assets in illiquid securities.

                  The Fund does not intend to purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this limitation.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------


                  Shares in the Trust are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.


                  As described in the Prospectus, Institutional shares of the Fund are sold to certain qualified investors at their net asset value without a sales charge. Retail shares of the Fund are sold to public investors at the public offering price based on the Fund's net asset value plus a front-end load or sales charge as described in the Prospectus. B shares of the Fund are sold to public investors at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such shares as described in the Prospectus. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

                  Automatic investment programs such as the monthly savings program ("Program") described in the Prospectus offered by the Fund permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his shares at a price which is lower than their purchase price. An investor may want to consider his financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 Index.


OFFERING PRICE PER RETAIL SHARE OF THE FUND
-------------------------------------------


                  An illustration of the computation of the offering price per Retail share of the Fund, based on the estimated value of the Fund's net assets and number of outstanding shares on its commencement date, is as follows:

                            NATIONAL TAX EXEMPT FUND*
                            -------------------------

Net Assets of Retail Shares........................................................................... $10,000,000

Outstanding Retail Shares................................................................................1,000,000

Net Asset Value Per Share
($10,000,000 / 1,000,000).................................................................................. $10.00

Sales Charge,  4.75% of
offering  price (5.00% of
net asset value  per share).................................................................................  $.50

Offering to Public......................................................................................... $10.50



*       Amounts are estimated  as the Fund has not commenced operations.

EXCHANGE PRIVILEGE
------------------


                  Investors may exchange all or part of their Retail or B shares as described in the Prospectus. Any rights an Investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Fund Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the Investor authorizes the Transfer Agent's financial institution to act on telephonic or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The Investor or his financial institution must notify the Transfer Agent of his prior ownership of Retail shares and account number. The Transfer Agent's records of such instructions are binding.


                              DESCRIPTION OF SHARES
                              ---------------------

                  The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of 61 classes or series of shares. Three of these classes or series, which represent interests in the National Tax Exempt Fund (Class L , Class L - Special Series 1
 and Class L Special Series 2) are described in this Statement of Additional Information and the related Prospectus.

                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Institutional and Retail shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, and only B shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to B shares.


                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.


                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------

                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  As described above and in the Prospectus, the Fund is designed to provide investors with tax-exempt interest income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Fund's dividends being tax-exempt.

                  The policy of the Fund is to pay each year as federal exempt-interest dividends substantially all the Fund's Municipal Bond interest income net of certain deductions. In order for the Fund to pay federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of its fund must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.


                  Shareholders are advised to consult their tax adviser with respect to whether exempt-interest dividends would retain the exclusion under
Section 103(a) if the shareholder would be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by the Fund. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. A "related person" includes certain related natural persons, affiliated corporations, partners and partnerships, and S corporations and their shareholders.

                  Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department, however, is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

                  Each Fund of the Trust will be treated as a separate corporate entity under the Code and intends to qualify as a regulated investment company. In order to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectus and above, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

                  The Trust will designate any distribution of long-term capital gains of the Fund as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Trust's taxable year. Shareholders should note that, upon the sale or exchange of the Fund's shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

                  If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Bonds) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

                   The Fund may be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

                  Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes.


                              TRUSTEES AND OFFICERS
                              ---------------------



                  The trustees and executive officers of the Trust, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                    -------------                         ----------------------
Robert D. Neary                                     Chairman of the Board                 Retired Co-Chairman of
32980 Creekside Drive                               and Trustee                           Ernst & Young, April 1984-
Pepper Pike, OH 44124                                                                     September 1993; Director,
Age 64                                                                                    Cold Metal Products, Inc.,
                                                                                          since March 1994;
                                                                                          Director, Zurn Industries,
                                                                                          Inc. (building products
                                                                                          and construction
                                                                                          services), since June
                                                                                          1995.

Herbert R. Martens, Jr.*                            President and Trustee                 Executive Vice President,
c/o NatCity Investments, Inc.                                                             National City Corporation
1965 East Sixth Street                                                                    (bank holding company),
Cleveland, OH  44114                                                                      since July 1997; Chairman,
Age 45                                                                                    President and Chief
                                                                                          Executive Officer, NatCity
                                                                                          Investments, Inc., since
                                                                                          July 1995 (investment
                                                                                          banking); President and
                                                                                          Chief Executive Officer,
                                                                                          Raffensberger, Hughes &
                                                                                          Co. from 1993 until 1995
                                                                                          (broker-dealer);
                                                                                          President, Reserve Capital
                                                                                          Group, from 1990 until
                                                                                          1993.


Leigh Carter*                                       Trustee                               Retired President and
13901 Shaker Blvd., #6B                                                                   Chief Operating Officer,
Cleveland, OH  44120                                                                      B.F. Goodrich Company,
Age 72                                                                                    August 1986 to September
                                                                                          1990; Director, Adams
                                                                                          Express Company
                                                                                          (closed-end investment
                                                                                          company), April 1982 to
                                                                                          December 1997; Director,
                                                                                          Acromed Corporation;
                                                                                          (producer of spinal
                                                                                          implants), since June
                                                                                          1992; Director, Petroleum
                                                                                          & Resources Corp., April
                                                                                          1987 to December 1997;
                                                                                          Director, Morrison
                                                                                          Products (manufacturer of
                                                                                          blower fans and air moving
                                                                                          equipment), since April
                                                                                          1983; Director, Kirtland
                                                                                          Capital Corp. (privately
                                                                                          funded investment group),
                                                                                          since January 1992.


                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                    -------------                         ----------------------
John F. Durkott                                     Trustee                               President and Chief
8600 Allisonville Road                                                                    Operating Officer,
Indianapolis, IN  46250                                                                   Kittle's Home Furnishings
Age 53                                                                                    Center, Inc., since
                                                                                          January 1982; partner,
                                                                                          Kittles Bloomington
                                                                                          Property Company, since
                                                                                          January 1981; partner,
                                                                                          KK&D (Affiliated Real
                                                                                          Estate Companies of
                                                                                          Kittle's Home Furnishings
                                                                                          Center), since January
                                                                                          1989.


Robert J. Farling                                   Trustee                               Retired Chairman,
1608 Balmoral Way                                                                         President and Chief
Westlake, OH  44145                                                                       Executive Officer,
Age 62                                                                                    Centerior Energy (electric
                                                                                          utility), March 1992 to
                                                                                          October 1997; Director,
                                                                                          National City Corporation
                                                                                          (bank holding company)
                                                                                          until October 1997;
                                                                                          Director, Republic
                                                                                          Engineered Steels, since
                                                                                          October 1997.

Richard W. Furst, Dean                              Trustee                               Professor of Finance and
600 Autumn Lane                                                                           Dean, Carol Martin Gatton
Lexington, KY  40502                                                                      College of Business and
Age 59                                                                                    Economics, University of
                                                                                          Kentucky, since 1981;
                                                                                          Director, The Seed
                                                                                          Corporation (restaurant
                                                                                          group), since 1990;
                                                                                          Director; Foam Design,
                                                                                          Inc., (manufacturer of
                                                                                          industrial and commercial
                                                                                          foam products), since
                                                                                          1993.


Gerald L. Gherlein                                  Trustee                               Executive Vice-President
3679 Greenwood Drive                                                                      and General Counsel, Eaton
Pepper Pike, OH  44124                                                                    Corporation, since 1991
Age 59                                                                                    (global manufacturing);
                                                                                          Trustee, Meridia Health
                                                                                          System (four hospital
                                                                                          health system); Trustee,
                                                                                          WVIZ Educational
                                                                                          Television (public
                                                                                          television).


                                                                                          PRINCIPAL OCCUPATION
                                                    POSITION WITH                         DURING PAST 5 YEARS
NAME AND ADDRESS                                      THE TRUST                           AND OTHER AFFILIATIONS
----------------                                    -------------                         ----------------------
J. William Pullen                                   Trustee                               President and Chief
Whayne Supply Company                                                                     Executive Officer, Whayne
1400 Cecil Avenue                                                                         Supply Co. (engine and
P.O. Box 35900                                                                            heavy equipment
Louisville, KY 40232-5900                                                                 distribution), since 1986;
Age 58                                                                                    President and Chief
                                                                                          Executive Officer,
                                                                                          American Contractors
                                                                                          Rentals & Sales (rental
                                                                                          subsidiary of Whayne
                                                                                          Supply Co.), since 1988.


W. Bruce McConnel, III                              Secretary                             Partner of the law firm
Philadelphia National                                                                     Drinker Biddle & Reath
  Bank Building                                                                           LLP, Philadelphia,
1345 Chestnut Street                                                                      Pennsylvania.
Suite 1100
Philadelphia, PA  19107
Age 54

Neal J. Andrews                                     Treasurer                             Vice President and
PFPC Inc.                                                                                 Director of Investment
400 Bellevue Parkway                                                                      Accounting, PFPC Inc.,
Wilmington, DE  19809                                                                     since 1992; prior thereto,
Age 32                                                                                    Senior Auditor, Price
                                                                                          Waterhouse, LLP.

--------------------

* Messrs. Carter and Martens are considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.

                  W. Bruce McConnel, III, Esq., Secretary of the Trust, is a partner of the law firm Drinker Biddle & Reath LLP, which receives fees as counsel to the Trust. Neal J. Andrews, Treasurer of the Trust, is employed by PFPC Inc., which receives fees as Administrator to the Trust.

                  Each trustee receives an annual fee of $7,500 plus $2,500 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $2,500 per annum for services in such capacity. For the year ended May 31, 1997, the Trust's trustees and officers as a group received aggregate fees of $125,000. The trustees and officers of the Trust own less than 1% of the shares of the Trust.

                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 1997:



                                                                 Pension or
                                                                 Retirement
                                                              Benefits Accrued                                     Total
                                            Aggregate            as Part of               Estimated         Compensation
               Name of                    Compensation           the Trust's          Approval Benefits          from the
          Person, Position               from the Trust           Expenses             Upon Retirement             Trust
          ----------------               --------------           --------             ---------------             -----

Robert D. Neary,                             $18,750                $0                      $0                   $18,750
Chairman  and Trustee

Thomas R. Benua, Jr.,                        $17,500                $0                      $0                   $17,500

Trustee*

Leigh Carter, Trustee                        $17,500                $0                      $0                   $17,500

John F. Durkott, Trustee                     $17,500                $0                      $0                   $17,500

Robert J. Farling, Trustee                     **                    **                      **                     **

Richard W. Furst, Trustee                    $17,500                $0                      $0                  $17,500

Gerald L. Gherlein, Trustee                    **                    **                      **                     **

Herbert R. Martens, Jr.,                       **                    **                      **                     **
President and Trustee

J. William Pullen, Trustee                   $17,500                $0                      $0                  $17,500

Richard B. Tullis, Trustee*                  $18,750                $0                      $0                  $18,750





SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by
--------
* Mr. Benua resigned as trustee as of July 17, 1997. Mr. Tullis resigned as trustee as of November 19, 1997.

* Messrs. Farling, Gherlein and Martens were not Trustees of the Trust during the fiscal year ended May 31, 1997.

reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense, reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he been a trustee.



                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS
                -------------------------------------------------

ADVISORY  AGREEMENTS
--------------------

                  National City serves as investment adviser to the Fund. The adviser is an affiliate of National City Corporation, a bank holding company with $52 billion in assets, and headquarters in Cleveland, Ohio and nearly 900 branch offices in four states. Through its subsidiaries, National City Corporation has been managing investments for individuals, pension and profit-sharing plans and other institutional investors for over 75 years and currently manages over $41 billion in assets. From time to time, the advisers may voluntarily waive fees or reimburse the Trust for expenses.

                  The Advisory Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, National City has undertaken in the Advisory Agreement to maintain its policy and practice of conducting its Trust Department independently of its Commercial Departments.

                  The Advisory Agreement with National City was approved by the sole shareholder of the Fund on the date it commenced operations. Unless sooner terminated, the Advisory Agreement will continue in effect with respect to the Fund until September 30, 1998 and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund (as defined in the Fund's Prospectus) and a majority of the trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the advisers on 60 days written notice, and will terminate immediately in the event of its assignment.



ADMINISTRATION AND ACCOUNTING SERVICE AGREEMENT
-----------------------------------------------


                  PFPC serves as the administrator and accounting agent to the Trust. The services provided as administrator and accounting agent and current fees are described in the Prospectus.


DISTRIBUTION PLANS AND RELATED AGREEMENT
----------------------------------------


                  The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust as described in the Prospectus. Shares are sold on a continuous basis.


                  Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Service and Distribution Plan for Retail and Institutional shares (the "Retail and Institutional Shares Plan") and a B Shares Distribution and Servicing Plan ("B Shares Plan," and, collectively, the "Distribution Plans") which permit the Trust to bear certain expenses in connection with the distribution of Institutional and Retail shares, or B shares, respectively. As required by Rule 12b-1, the Trust's Distribution Plans and related Distribution Agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Distribution Plans or any agreement relating to the Distribution Plans, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Distribution Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Distribution Plans and related agreements will benefit the Trust and its shareholders.


                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.


                  Any change in either Distribution Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, such Distribution Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the particular Plan or related agreement. The Distribution Plans and related agreement may be terminated as to the Fund or class by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The Retail and Institutional Shares Plan provides that each fund will compensate the Distributor for distribution expenses related to the distribution of Institutional and Retail shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. The Retail and Institutional Plan provides that the Trust will pay the Distributor an annual base fee of $1,250,000 plus incentive fees based upon asset growth payable monthly and accrued daily by all of the Trusts's investment funds with respect to the Institutional and Retail shares. The B Shares Plan provides that each B share class will compensate the Distributor for distribution of B shares in an amount not to exceed .75% of such class's average net assets. Distribution expenses payable by the Distributor pursuant to each Distribution Plan include direct and indirect costs and expenses incurred in connection with advertising and marketing a fund's shares, and direct and indirect costs and expenses of preparing, printing and distribution of its prospectuses to other than current shareholders.

                  The Distribution Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to either Plan or interested persons of any such party and who have no direct or indirect financial interest in either Plan and (2) the vote of a majority of the entire Board of Trustees.



CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS
-------------------------------------------------

                  National City Bank serves as the Trust's custodian with respect to the Fund. Under its Custodian Services Agreement, National City Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund; (iii) collect and make disbursements of money on behalf of the Fund; (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (v) respond to correspondence by security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Fund's operations. National City Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian. The Fund reimburses National City Bank for its direct and indirect costs and expenses incurred in rendering custodial services, except that the costs and expenses borne by the Fund in any year may not exceed $.225 for each $1,000 of average gross assets of the Fund.


                  State Street Bank and Trust Company (the "Transfer Agent") serves as the Trust's transfer agent and dividend disbursing agent with respect to the Fund. Under its Transfer Agency Agreement, it has agreed to: (i) issue and redeem shares of the Fund; (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties;
(iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning the Fund's operations. The Transfer Agent sends each shareholder of record a monthly statement showing the total number of shares owned as of the last business day of the month (as well as the dividends paid during the current month and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with the Fund.


                           SHAREHOLDER SERVICES PLANS
                           --------------------------

                  As stated in the Prospectus, the Trust has implemented the Shareholder Services Plan for Retail shares and the B Shares Plan for the Fund's shares. Pursuant to these plans, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of Retail shares or B shares in consideration for the payment of up to .25% (on an annualized basis), of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase and redemption requests from customers; (ii) providing customers with a service that invests the assets of their accounts in Retail or B shares; (iii) processing dividend payments from the Fund; (iv) providing information periodically to customers showing their position in Retail or B shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed with respect to Retail or B shares beneficially owned by customers; (vii) forwarding shareholder communications; and (viii) other similar services requested by the Trust. Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.



                             PORTFOLIO TRANSACTIONS
                             ----------------------


                  Pursuant to its Advisory Agreement with the Trust, National City is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  While the advisers generally seek competitive spreads or commissions, they may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the advisers in their best judgment and in a manner deemed fair and reasonable to shareholders. Under the current Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the adviser and does not reduce the fees payable to the adviser by the Fund. Such information may be useful to the adviser in serving both the

Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the adviser in carrying out its obligations to the Trust.

                  Portfolio securities will not be purchased from or sold to the Trust's adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  While serving as advisers to the Fund, National City has agreed to maintain its policy and practice of conducting its Trust Department independently of their Commercial Department. In making investment recommendations for the Trust, Trust Department personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trust's account are customers of the Commercial Department. In dealing with commercial customers, the Commercial Department will not inquire or take into consideration whether securities of those customers are held by the Trust.

                  Investment decisions for the Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the adviser. Such other Funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law and by the current Advisory Agreement, the adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.



                                    AUDITORS
                                    --------

                  Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors of the Trust.

                                     COUNSEL
                                     -------


                  Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, are counsel to the Trust and will pass upon the legality of the shares offered hereby.



                        YIELD AND PERFORMANCE INFORMATION
                        ---------------------------------

                  Since the Fund has not commenced operations, yield and performance information has not been calculated. Nevertheless, the Fund's "yield" described in the Prospectus is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                               a-b RAISED TO THE 6TH POWER
                  Yield = 2 [(----) - 1]
                              cd+1

         Where:   a =  dividends and interest earned during the
                       period.

                  b =  expenses accrued for the period (net of
                       reimbursements).

                  c    = the average daily number of shares
                       outstanding during the period that were
                       entitled to receive dividends.

                  d = maximum offering price per share on the last day of the period.

                  For the purpose of determining net investment income earned during the period (variable "a" in the formula), the Fund calculates interest earned on debt obligations held in its fund by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

                   Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

                  Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. For applicable sales charges, see "How to Purchase and Redeem Shares -- Sales Charges Applicable to Purchases of Retail Shares" in the Prospectus.

                  The Fund computes its average annual total returns by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                     ERV RAISED TO THE 1/nTH POWER
                              T = [(-----)  - 1]
                                      P

         Where:     T =  average annual total return

                  ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                    P =  hypothetical initial payment of $1,000

                    n = period covered by the computation, expressed in terms of years

                  The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                 ERV
                               (-----)    -1
                                  P

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the measuring period covered by the computation.

                  The Fund may also from time to time include in Materials a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted.

                  The Fund may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.


                  In addition, the Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund, high-quality investments, economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                  MISCELLANEOUS
                                  -------------


                  The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations.

                  As used in the Prospectus, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of that Fund.

                                   APPENDIX A
                                   ----------



CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CCC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.


                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate . However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; nonUnited States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions ) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions ) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries.

The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.

                                    FORM N-1A
                                    ---------

                           PART C - OTHER INFORMATION
                           --------------------------

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (A)      FINANCIAL STATEMENTS

                  (1) None.

                  (2) None.

         (B)      EXHIBITS

                  (1) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed on December 16, 1986 ("PEA No. 1").

                           (a) Amendment No. 1 to Declaration of Trust is
                  incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed on August 1, 1989
                  ("PEA No. 6").

                           (b) Amendment No. 2 to Declaration of Trust is
                  incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on May 11, 1995
                  ("PEA No. 23").

                           (c) Certificate of Classification of Shares
                  reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to
                  Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                           (d) Certificate of Classification of Shares
                  reflecting the creation of Special Series 1 in the Money Market, Government, Treasury, Tax Exempt, Equity, Bond and Ohio Tax Exempt Portfolios as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

                           (e) Certificate of Classification of Shares
                  reflecting the creation of Special Series 1 in the Money Market, Government, Treasury, Tax Exempt, Equity, Bond and Ohio Tax Exempt Portfolios as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                           (f) Certificate of Classification of Shares
                  reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1, Class N and Class N-Special Series 1, Class O and Class O-Special Series 1, and Class P and Class P-Special Series 1 representing interests in the National Tax Exempt Portfolio, Equity Income Portfolio, Mid Cap Regional Equity Portfolio, Enhanced Income Fund and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                           (g) Certificate of Classification of Shares
                  reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt, Intermediate Government, GNMA and Pennsylvania Municipal Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                           (h) Certificate of Classification of Shares
                  reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                           (i) Certificate of Classification of Shares
                  reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.


                           (j) Certificate of Classification of Shares
                  reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly, the Mid Cap Regional), Enhanced Income, Total Return Advantage, Intermediate Bond (formerly, the Fixed Income), Ohio Tax-Exempt, National Tax-Exempt, Pennsylvania Tax-Exempt,
                  Bond (formerly, the "Intermediate Government Fund"), GNMA, Pennsylvania Municipal, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 38 TO Registrant's Registration Statement filed on December 18, 1997 ("PEA No 38").


                  (2) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit 2 to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 30, 1986 ("Pre-Effective Amendment No. 2").

                           (a) Amendment No. 1 to Code of Regulations is
                  incorporated herein by reference to Exhibit 2(a) to PEA No. 6.

                           (b) Amendment No. 2 to Code of Regulations as
                  approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to
                  Exhibit 2(b) to PEA No. 35.

                  (3) None.

                  (4) (a) Specimen copy of share certificate for Class A units of beneficial interest is incorporated herein by reference to
                  Exhibit 4(a) to Pre-Effective Amendment No. 2.

                           (b) Specimen copy of share certificate for Class A -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed on July 27, 1990 ("PEA No.
                  13").

                           (c) Specimen copy of share certificate for Class B
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(b) to Pre-Effective Amendment No. 2.

                           (d) Specimen copy of share certificate for Class B -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(d) to PEA No. 13.

                           (e) Specimen copy of share certificate for Class C
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(c) to Pre-Effective Amendment No. 2.

                           (f) Specimen copy of share certificate for Class C -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(f) to PEA No. 13.

                           (g) Specimen copy of share certificates for Class D
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(d) to Pre-Effective Amendment No. 2.

                           (h) Specimen copy of share certificate for Class D -
                  Special Series 1 units of beneficial interest is incorporated hereby by reference to Exhibit 4(h) to PEA No. 13.

                           (i) Specimen copy of share certificate for Class H
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 10 to Registrant's Registration Statement filed on April 17, 1990 ("PEA No. 10").

                           (j) Specimen copy of share certificate for Class H -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(j) to PEA No. 10.

                           (k) Specimen copy of share certificate for Class I
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(k) to PEA No. 10.

                           (l) Specimen copy of share certificate for Class I -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(l) to PEA No. 10.

                           (m) Specimen copy of share certificate for Class K
                  units of beneficial interest is incorporated herein by reference to Exhibit 4(m) to PEA No. 10.

                           (n) Specimen copy of share certificate for Class K -
                  Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(n) to PEA No. 10.

                  (5) (a) Investment Advisory Agreement for the Money Market Portfolio, Government Portfolio, Treasury Portfolio, Tax Exempt Portfolio, Equity Portfolio, Bond Portfolio and Ohio Tax Exempt Portfolio among Registrant, National City Bank, BancOhio National Bank and First National Bank of Louisville dated September 26, 1990 is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed on September 5, 1990 ("PEA No. 14").

                           (b) Investment Advisory Agreement for the Money
                  Market Portfolio (Trust), Government Portfolio (Trust), Treasury Portfolio (Trust) and Tax Exempt Portfolio (Trust) among Registrant, National City Bank, BancOhio National Bank and First National Bank of Louisville dated September 26, 1990 is incorporated herein by reference to Exhibit 5(g) to PEA No. 14.

                           (c) Investment Advisory Agreement for the Enhanced
                  Income Fund and the Total Return Advantage Fund between Registrant and National Asset Management Corporation dated July 5, 1994, is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 21 to Registrant's Registration Statement filed on August 31, 1994 ("PEA No. 21").

                           (d) Investment Advisory Agreement for the Equity
                  Income Portfolio among Registrant, National City Bank,

                  National City Bank, Columbus and National City Bank, Kentucky dated June 30, 1994, is incorporated herein by reference to
                  Exhibit 5(i) to PEA No. 21.

                           (e) Investment Advisory Agreement for the Mid Cap
                  Regional Equity Portfolio between Registrant and National City Bank dated July 25, 1994, is incorporated herein by reference to Exhibit 5(j) to PEA No. 21.

                           (f) Investment Advisory Agreement for the National
                  Tax Exempt Portfolio among Registrant, National City Bank, National City Bank, Columbus, National City Bank, Kentucky and National City Bank, Indiana is incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed on February 11, 1994 ("PEA No. 20").

                           (g) Investment Advisory Agreement for the
                  Pennsylvania Tax Exempt, Intermediate Government, GNMA and Pennsylvania Municipal Funds between Registrant and National City Bank dated September 9, 1996, is incorporated herein by reference to Exhibit 5(g) to PEA No. 33.

                           (h) Investment Advisory Agreement for the Core Equity
                  Fund between Registrant and National Asset Management Corporation dated July 31, 1997 is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 36 to Registrant's Registration Statement filed on September 30, 1997 ("PEA No. 36").

                           (i) Investment Advisory Agreement for the Small Cap
                  Growth, Equity Index, Real Return Advantage and International Equity Funds between Registrant and National City Bank dated July 31, 1997 is incorporated herein by reference to Exhibit 5(j) to PEA No. 36.

                           (j) Sub-Advisory Agreement between National City Bank
                  and Wellington Management Company, LLP with respect to the Small Cap Growth Fund dated July 31, 1997 is incorporated herein by reference to Exhibit 5(k) to PEA No. 36.

                           (k) Advisory Agreement for the Money Market,
                  Treasury, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, Mid Cap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City

                  Bank is incorporated herein by reference to Exhibit 5(k) to PEA No. 38.

                           (l) Advisory Agreement for the Enhanced Income and
                  Total Return Advantage Funds between Registrant and National Asset Management Corporation is incorporated herein by reference to Exhibit 5(l) to PEA no. 38.


                  (6) (a) Distribution Agreement between Registrant and SEI Financial Services Company dated March 8, 1997, is incorporated herein by reference to Exhibit 6 to PEA No. 33.


                           (b) Addendum to the Distribution Agreement between
                  Registrant and SEI Financial Services Company, dated November 19, 1997, is incorporated herein by reference to Exhibit
                  6(b) to PEA No. 38.


                  (7) None.

                  (8) (a) Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994, is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 22 to Registrant's Registration Statement filed on December 30, 1994 ("PEA No. 22").

                           (b) Sub-Custodian Agreement between National City
                  Bank and The Bank of California, National Association, dated November 7, 1994, is incorporated herein by reference to
                  Exhibit 8(a) to PEA No. 22.

                           (c) Exhibit A to the Custodian Services Agreement
                  between Registrant and National City Bank dated July 31, 1997 is incorporated herein by reference to Exhibit 8(c) to PEA No. 36.

                  (9) (a) Administration and Accounting Services Agreement between Registrant and PFPC Inc., dated March 1, 1993 is incorporated by reference to Exhibit 9(l) to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed on March 1, 1993 ("PEA
                  No. 16").

                           (b) Exhibit A to the Administration and Accounting
                  Services Agreement dated March 1, 1993 between Registrant and PFPC Inc., dated July 31, 1997, is incorporated herein by reference to Exhibit 9(b) to PEA No. 36.

                           (c) Transfer Agency and Service Agreement (the
                  "Transfer Agency Agreement") between Registrant and

                  State Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

                           (d) Revised Shareholder Services Plan and Servicing
                  Agreement adopted by the Board of Trustees on February 15, 1997, is incorporated herein by reference to Exhibit 9(e) to PEA No. 33.

                           (e) Blue Sky Services Agreement between the
                  Registrant and SEI Fund Resources, dated December 2, 1996, is incorporated herein by reference to Exhibit 9(f) to PEA No. 33.


                  (10)(1) Opinion and consent of counsel.

                  (11)    Consent of Drinker Biddle & Reath LLP.





                  (12) Inapplicable.

                  (13) Purchase Agreements between Registrant and McDonald & Company Securities, Inc. are incorporated herein by reference to Exhibit 13 to PEA No. 1.

                           (a) Purchase Agreement between Registrant and
                  McDonald & Company Securities, Inc. with respect to the Tax Exempt Portfolio dated July 19, 1988 is incorporated by reference to Exhibit 13(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed on January 19, 1989 ("PEA No. 5").

                           (b) Purchase Agreement between Registrant and
                  McDonald & Company Securities, Inc. with respect to the Tax Exempt Portfolio (Trust), dated October 17, 1989, is incorporated herein by reference to Exhibit 13(b) to PEA No. 13.

                           (c) Purchase Agreement between Registrant and
                  McDonald & Company Securities, Inc. with respect to the Equity Portfolio and Bond Portfolio, dated December 20, 1989, is incorporated herein by reference to Exhibit 13(c) to PEA No. 13.

--------

1.        To be filed under Rule 24f-2 as part of Registrant's Rule 24f-2
          Notice.

                           (d) Purchase Agreement between Registrant and
                  McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Portfolio, dated January 5, 1990, is incorporated herein by reference to Exhibit 13(d) to PEA No. 13.

                           (e) Purchase Agreement between Registrant and
                  Allmerica Investments, Inc. with respect to the Enhanced Income Fund, dated July 5, 1994, is incorporated herein by reference to Exhibit 13(e) to PEA No. 21.

                           (f) Purchase Agreement between Registrant and
                  Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994, is incorporated herein by reference to Exhibit 13(g) to PEA No. 21.

                           (g) Purchase Agreement between Registrant and
                  Allmerica Investments, Inc. with respect to the Mid Cap Regional Equity Portfolio, dated July 25, 1994, is incorporated herein by reference to Exhibit 13(h) to PEA No. 21.

                           (h) Purchase Agreement between Registrant and
                  Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994, is incorporated herein by reference to Exhibit 13(f) to PEA No. 21.

                           (i) Purchase Agreement between Registrant and
                  Allmerica Investments, Inc. with respect to the National Tax Exempt Portfolio is incorporated herein by reference to
                  Exhibit 13(e) to PEA No. 20.

                           (j) Purchase Agreement between Registrant and 440
                  Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to PEA No. 33.

                           (k) Purchase Agreement between Registrant and 440
                  Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

                           (l) Purchase Agreement between Registrant and 440
                  Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(l) to PEA No. 33.

                           (m) Purchase Agreement between Registrant and 440
                  Financial Distributors, Inc. with respect to the Pennsylvania Municipal Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

                           (n) Purchase Agreement between Registrant and SEI
                  Investments Distribution Co., ("SIDC") with respect to the Core Equity Fund is incorporated herein by reference to
                  Exhibit 13(n) to PEA No. 36.

                           (o) Purchase Agreement between Registrant and SIDC
                  with respect to the International Equity Fund is incorporated herein by reference to Exhibit 9(o) to PEA No. 36.

                           (p) Form of Purchase Agreement between Registrant and
                  SEI with respect to the Equity Index Fund is incorporated herein by reference to Exhibit 13(p) to PEA No. 33.

                           (q) Form of Purchase Agreement between Registrant and
                  SEI with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(q) to PEA No. 33.

                           (r) Purchase Agreement between Registrant and SEI
                  with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.


                           (s) Form of Purchase Agreement between Registrant and
                  SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to Exhibit 13(s) to PEA No. 38.


                  (14) None.


                  (15) (a) Service and Distribution Plan for Retail and Institutional Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

                           (b) B shares distribution and servicing plan IS
                  incorporated herein by reference to Exhibits 15(b) to PEA No. 38.


                  (16) (a) Schedules for Computation of Performance Quotations are incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 15 to Registrant's Registration Statement filed on September 18, 1992 ("PEA No. 15").

                           (b) Schedules for Computation of Performance
                  Quotations for the Treasury, Mid Cap Regional, Equity Growth and Equity Income Portfolios and the Enhanced Income and Total Return Advantage Funds and the Pennsylvania Tax Exempt, the Pennsylvania Municipal, the Intermediate Government and the GNMA Funds are incorporated herein by reference to Exhibit 16 to PEA No. 22.


                  (17)     (a) none.

                  (18) Revised Plan Pursuant to Rule 18f-3 for Operation of a Dual-Class System, is incorporated herein by reference to
                  Exhibit 18 to PEA No. 38.


Item 25. Persons Controlled By or Under

                  COMMON CONTROL WITH REGISTRANT

                  Registrant is controlled by its Board of Trustees.

                  McDonald & Company Securities, Inc. ("McDonald"), the former distributor of Registrant, provided its initial capitalization.

Item 26. NUMBER OF HOLDERS OF SECURITIES. The following information is as of October 31, 1997:


                                                  Total
                                            Number of Record
                   Title of Class                Holders     Institutional    Retail
                   --------------           ---------------- -------------    ------

                   Class A units of               42,575        19,569        23,006
                    beneficial interest
                    (Money Market
                    Fund)

                   Class B units of                4,770         2,716         2,054
                    beneficial interest
                    (Government Money
                    Market Fund)

                   Class C units of                2,576         2,343           233
                    beneficial interest
                    (Treasury Money Market
                    Fund)

                   Class D units of                2,970         2,105           865
                    beneficial interest
                    (Tax Exempt Money
                    Market Fund)

                   Class H units of                6,254         5,702           552
                    beneficial interest
                    (Equity Growth Fund)



                                                    Total
                                             Number of Record
                  Title of Class                   Holders    Institutional    Retail
                  --------------             ---------------- -------------    ------

                   Class I units of                 2,700        2,562          138
                    beneficial interest
                    (Intermediate Bond
                    Fund)

                   Class K units of                   942          840          102
                    beneficial interest
                    (Ohio Tax Exempt
                    Fund)

                   Class M units of                 3,808        3,727           81
                    beneficial interest
                    (Equity Income
                    Fund)

                   Class N units of                 5,054        4,389          665
                    beneficial interest
                    (Small Cap Value
                    Fund)

                   Class O units of                   511          485           26
                    beneficial interest
                    (Enhanced Income
                    Fund)

                   Class P units of                 1,096        1,079           17
                    beneficial interest
                    (Total Return
                    Advantage Fund)

                   Class Q units of                   799          682          117
                    beneficial interest
                    (Pennsylvania Tax Exempt
                    Money Market Fund)

                   Class R units of                 2,818        2,810            8
                    beneficial interest
                    (Bond Fund)

                   Class S units of                 2,920        2,901           19
                    beneficial interest
                    (GNMA Fund)

                   Class T units of                   393          384            9
                    beneficial interest
                    (Pennsylvania
                    Municipal Fund)

                   Class U units of                   331          324            7
                    beneficial interest
                    (International Equity
                    Fund)

                   Class V units of                     0            0            0
                    beneficial interest
                    (Equity Index Fund)


                                                    Total
                                             Number of Record
                  Title of Class                   Holders    Institutional   Retail
                  --------------             ---------------- -------------   ------


                   Class W units of                 35              26          9
                    beneficial interest
                    (Core Equity Fund)

                   Class X units of                358             351          7
                    beneficial interest
                    (Small Cap Growth
                    Fund)

                   Class Y units of                  0               0          0
                    beneficial interest
                    (Real Return Advantage
                    Fund)


Item 27.          INDEMNIFICATION

                  Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Article 6 of the Distribution Agreement, incorporated by reference as Exhibit (6) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency Agreements, incorporated by reference as Exhibits (8)(a) and (9)(h) hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

                  In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (1) hereto, provides as follows:

                  9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses

                  (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                  The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

                  Section 12 of Registrant's Custodian Services Agreement provides as follows:

                  12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

                  In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

                  Section 6 of Registrant's Transfer Agency Agreement provides as follows:

                  6   INDEMNIFICATION

                  6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                      (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                      (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                      (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                           (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                           (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                           (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

                  6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank tinder this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund oil behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund).
                           The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

                  6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

                  6.4 In order that the indemnification provisions contained in this Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

                  Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          BUSINESS AND OTHER CONNECTIONS
                  OF INVESTMENT ADVISERS

                  (a) Investment Adviser: National City Bank

                  National City Bank performs investment advisory services for Registrant and certain other investment advisory customers. National City Bank has been in the business of managing the investments of fiduciary and other accounts throughout Ohio since October 1919. In addition to its trust business, National City Bank provides commercial banking services.

                  To the knowledge of Registrant, none of the directors or officers of National City Bank, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, National City Corporation, which owns all the outstanding stock of National City Bank, or other subsidiaries of National City Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of National City Bank who are engaged in any other business, profession, vocation or employment of a substantial nature.

                               NATIONAL CITY BANK


                                       POSITION                               OTHER
                                     WITH NATIONAL                           BUSINESS                         TYPE OF
NAME                                  CITY BANK                            CONNECTIONS                       BUSINESS
----                                 -------------                         -----------                       ---------

George R. Berlin                       Director                        President and Chief
                                                                       Executive Officer,
                                                                       Berco, Inc.

Thomas G. Breitenbach                  Director                        President and Chief                 Health Care
                                                                       Executive Officer,
                                                                       MedAmerica Health
                                                                       Systems

Steve D. Bullock                       Director                        Chief Executive                     Non-Profit
                                                                       Officer and Chapter                 Organization
                                                                       Manager, American
                                                                       Red Cross

David A. Daberko                       Director                        Chairman and Chief                  Bank holding company
                                                                       Executive Officer,
                                                                       National City
                                                                       Corporation

                                                                       Director, National                  Bank
                                                                       City Bank of
                                                                       Columbus

                                                                       Director, National                  Bank
                                                                       City Bank of Dayton

                                                                       Director, National                  Bank
                                                                       City Bank of Indiana

                                                                       Director, National                  Bank
                                                                       City Bank of
                                                                       Kentucky

                                                                       Officer and                         Tractor sales
                                                                       Director, Hudson
                                                                       Tractor Sales, Inc.

                                                                       Director, Student
                                                                       Loan Marketing
                                                                       Association

Vincent A. DiGirolamo                  Director                        Vice Chairman,                      Bank holding company
                                                                       National City
                                                                       Corporation

Daniel W. Duval                        Director                        President and Chief
                                                                       Executive Officer,
                                                                       Robbins & Myers,
                                                                       Inc.

Thomas J. Fitzpatrick                  Director                        Chairman and Chief
                                                                       Executive Officer,
                                                                       Elford, Inc.


                                       POSITION                               OTHER
                                     WITH NATIONAL                           BUSINESS                         TYPE OF
NAME                                  CITY BANK                            CONNECTIONS                       BUSINESS
----                                 -------------                         -----------                       ---------


Gary A. Glaser                         Director                        Chairman, National                  Bank
                                                                       City Bank of
                                                                       Columbus

Gordon D. Harnett                      Director                        President, Chairman                 Manufacturer of
                                                                       and Chief Executive                 engineering material
                                                                       Officer, Brush
                                                                       Wellman, Inc.

Donald V. Kellermeyer                  Director                        President,
                                                                       Kellermeyer Co.

William G. Kelley                      Director                        Chairman and Chief
                                                                       Executive Officer,
                                                                       Consolidated Stores
                                                                       Corporation

J. Peter Kelly                         Director                        President and Chief                 Manufacturer of
                                                                       Operating Officer,                  steel
                                                                       LTV Corp.

Wiliam E.                              President, Chief                Executive Vice                      Bank holding company
MacDonald III                          Executive Officer               President, National
                                       and Director                    City Corporation

William P. Madar                       Director                        Vice Chairman and                   Manufacturer of
                                                                       Chief Executive                     machinery
                                                                       Officer, Nordson
                                                                       Corporation

Paul A. Ormond                         Director                        Chairman, President
                                                                       and Chief Executive
                                                                       Officer, Health Care
                                                                       & Retirement Corp.

William F. Patient                     Director                        Chairman, President                 PVC manufacturer
                                                                       and Chief Executive
                                                                       Officer, The Geon
                                                                       Company

Shelley B. Roth                        Director                        President, Pierre's                 Ice cream
                                                                       French Ice Cream
                                                                       Company

Dr. K. Wayne Smith                     Director                        President and Chief
                                                                       Executive Officer,
                                                                       OCLC Online Computer
                                                                       Library, Inc.

Thomas C. Sullivan                     Director                        Chairman of the                     Manufacturer of
                                                                       Board and Chief                     protective coatings,
                                                                       Executive Officer,                  roofing material and
                                                                       RPM, Inc.                           paint

Jerry Sue Thornton,                    Director                        President, Cuyahoga                 Education
Ph.D.                                                                  Community College


                                       POSITION                               OTHER
                                     WITH NATIONAL                           BUSINESS                         TYPE OF
NAME                                  CITY BANK                            CONNECTIONS                       BUSINESS
----                                 -------------                         -----------                       ---------

John R. Werren                         Director                        Partner, Day,                       Law firm
                                                                       Ketterer, Raley,
                                                                       Wright & Rybollt

W. Douglas Bannerman                   Senior Executive                Senior Vice                         Bank holding company
                                       Vice President,                 President, National
                                       Corporate Banking               City Corporation

Jeffery M. Biggar                      Executive Vice                  Senior Vice                         Bank holding company
                                       President,                      President, National
                                       Private Client                  City Corporation
                                       Group

Jane Grebenc                           Executive Vice                  None
                                       President, Retail
                                       Banking

Robert K. Healey, Jr.                  Executive Vice                  None
                                       President

Thomas R. Hollern                      Area President,                 None
                                       Northeast Region

Katherine B.                           Executive Vice                  None
Hollingsworth                          President/
                                       Southwest

Dorothy M. Horvath                     Executive Vice                  None
                                       President/Central

James Hughes                           Executive Vice                  None
                                       President/
                                       Northcoast

Jeffrey D. Kelly                       Executive Vice                  Executive Vice                      Bank holding company
                                       President,                      President, National
                                       Investments                     City Corporation

 Kenneth R. Knutson                    Area President,                 None
                                       Northeast Region

Stephen McLane                         Executive Vice                  None
                                       President/Central

Bruce T. Muddell                       Executive Vice                  None
                                       President, Credit
                                       Administration

Richard A. Ray                         Executive Vice                  None
                                       President/Central

Philip L. Rice                         Executive Vice                  None
                                       President/
                                       Northcoast

David W. Ridenour                      Executive Vice                  None
                                       President/
                                       Northwest


                                       POSITION                               OTHER
                                     WITH NATIONAL                           BUSINESS                         TYPE OF
NAME                                  CITY BANK                            CONNECTIONS                       BUSINESS
----                                 -------------                         -----------                       ---------

Robert A. Robinson                     Executive Vice                  None
                                       President/
                                       Northwest

Jeffrey T. Siler                       Executive Vice                  None
                                       President/
                                       Southwest

William F. Smith                       Executive Vice                  None
                                       President/Central

Harold E. Todd, Jr.                    Executive Vice                  Executive Vice                      Bank holding company
                                       President,                      President, National
                                       Institutional                   City Corporation
                                       Trust and Asset
                                       Management

Gregory L. Tunis                       Senior Executive
                                       Vice President



         (b) Investment Adviser:  National Asset Management
Corporation ("National Asset Management")

                   To the knowledge of Registrant, none of the directors or officers of National Asset Management, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of National Asset Management also hold positions with National City Corporation or its subsidiaries. Set forth below are the names and principal business of the directors and certain of the senior executive officers of National Asset Management who are engaged in any other business, profession, vocation, or employment of a substantial nature.


                            NATIONAL ASSET MANAGEMENT

                                 Position with               Other
                                 National Asset             Business                            Type of
Name                               Management              Connections                          Business
----                             --------------            -----------                          ---------

James R. Bell, III               Director                  Director, President                  Bank
                                                           and Chief
                                                           Executive Officer,
                                                           National City Bank of
                                                           Kentucky

                                                           Executive Vice                       Bank holding
                                                           President,                           company
                                                           National City
                                                           Corporation


                                 Position with               Other
                                 National Asset             Business                            Type of
Name                               Management              Connections                          Business
----                             --------------            -----------                          --------
William F.                       Director,                 None
Chandler, Jr.                    Managing Director
                                 and Principal


                                 Position with               Other
                                 National Asset             Business                            Type of
Name                               Management              Connections                          Business
----                             --------------            -----------                          --------
Carl W. Hafele                   Director,                 None
                                 Managing Director
                                 and Principal

Leonard V. Hardin                Director                  Director and                         Bank
                                                           Chairman of the
                                                           Board, National City
                                                           Bank of Kentucky


Robert Siefers                   Director                  Chief Financial                      Bank holding
                                                           Officer, National                    company
                                                           City Corporation

Harold B. Todd, Jr.              Director                  Executive Vice Presi-                Bank holding
                                                           dent, National City                  company
                                                           Corporation

                                                           Executive Vice Presi-                Bank
                                                           dent, Institutional
                                                           Trust and Asset Manage-
                                                           ment, National City Bank

Michael C. Heyman                Principal                 None

David B. Hiller                  Managing                  None
                                 Director
                                 and Principal

Stephen G. Mullins               Principal                 None

Larry J. Walker                  Principal                 None

John W. Ferreby                  Principal                 None

Catherine R.                     Senior                    None
 Stodghill                       Investment Manager

Erik N. Evans                    Investment                None
                                 Manager

Brent A. Bell                    Investment                None
                                 Manager

Randall T. Zipfel                Manager,                  None
                                 Information Systems


                  (c) Sub-Investment Adviser: Wellington Management Corporation, LLP ("Wellington").

                  Wellington performs sub-investment advisory services for the Registrant's Small Cap Growth Fund.

                  Wellington is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

                  The list required by this Item 28 of the partners of Wellington, together with information as to any business profession, vocation or employment of substantial nature engaged in by such partners during the past two years, is incorporated herein by references to Schedule A and D of Form ADV filed by Wellington pursuant to the Advisers Act (SEC File No. 801-15908).

Item 29.   PRINCIPAL UNDERWRITER

                    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

                    Registrant's distributor, SEI Investments Distribution Co. ("SIDC"), acts as distributor for:

           SEI Daily Income Trust                           July 14, 1982
           SEI Liquid Asset Trust                           November 29, 1982
           SEI Tax Exempt Trust                             December 3, 1982
           SEI Index Funds                                  July 10, 1985
           SEI Institutional Managed Trust                  January 22, 1987
           SEI International Trust                          August 30, 1988
           The Pillar Funds                                 February 28, 1992
           CUFUND                                           May 1, 1992
           STI Classic Funds                                May 29, 1992
           CoreFunds, Inc.                                  October 30, 1992
           First American Funds, Inc.                       November 1, 1992
           First American Investment Funds, Inc.            November 1, 1992
           The Arbor Fund                                   January 28, 1993
           Boston 1784 Funds(R)                             June 1, 1993
           The PBHG Funds, Inc.                             July 16, 1993
           Marquis Funds(R)                                 August 17, 1993
           Morgan Grenfell Investment Trust                 January 3, 1994
           The Achievement Funds Trust                      December 27, 1994
           Bishop Street Funds                              January 27, 1995
           CrestFunds, Inc.                                 March 1, 1995
           STI Classic Variable Trust                       August 18, 1995
           ARK Funds                                        November 1, 1995
           Monitor Funds                                    January 11, 1996
           FMB Funds, Inc.                                  March 1, 1996
           SEI Asset Allocation Trust                       April 1, 1996
           TIP Funds                                        April 30, 1996
           SEI Institutional Investments Trust              June 14, 1996
           First American Strategy Funds, Inc.              October 1, 1996
           HighMark Funds                                   February 15, 1997
           Expedition Funds                                 June 9, 1997

           SIDC provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                    (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                            Position and Office            Positions and Offices
Name                        with Underwriter               With Registrant
----                        -------------------            ---------------------

Alfred P. West, Jr.         Director, Chairman &                      --
                            Chief Executive Officer

Henry H. Greer              Director, President &                     --
                            Chief Operating Officer

Carmen V. Romeo             Director, Executive                       --
                            Vice President,
                            President-Investment
                            Advisory Group

Gilbert L. Beebower         Executive Vice                            --
                            President

Richard B. Lieb             Executive Vice                            --
                            President, President-
                            Investment Services
                            Division

Dennis J. McGonigle         Executive Vice                            --
                            President

Leo J. Dolan, Jr.           Senior Vice President                     --

Carl A. Guarino             Senior Vice President                     --

Larry Hutchison             Senior Vice President                     --

David G. Lee                Senior Vice President                     --

Jack May                    Senior Vice President                     --

A. Keith McDowell           Senior Vice President                     --

Hartland J. McKeon          Senior Vice President                     --

Barbara J. Moore            Senior Vice President                     --

Kevin P. Robins             Senior Vice President,                    --
                            General Counsel &
                            Secretary

Robert Wagner               Senior Vice President                     --

Patrick K. Walsh            Senior Vice President                     --

Robert Aller                Vice President                            --

Marc H. Cahn                Vice President &                          --
                            Assistant Secretary

Gordon W. Carpenter         Vice President                            --

Todd Cipperman              Vice President &                          --
                            Assistant Secretary

Robert Crudup               Vice President &                          --
                            Managing Director

Barbara Doyne               Vice President                            --

Jeff Drennen                Vice President                            --

Vic Galef                   Vice President &                          --
                            Managing Director

Kathy Heillig               Vice President &                          --
                            Treasurer

Michael Kantor              Vice President                            --

Samuel King                 Vice President                            --

Kim Kirk                    Vice President &                          --
                            Managing Director

                            Position and Office            Positions and Offices
Name                        with Underwriter               With Registrant
----                        -------------------            ---------------------


John Krzeminski             Vice President &                      --
                            Managing Director

Carolyn McLaurin            Vice President &                      --
                            Managing Director

W. Kelso Morrill            Vice President                        --

Barbara A. Nugent           Vice President &                      --
                            Assistant Secretary

Sandra K. Orlow             Vice President &                      --
                            Assistant Secretary

Cynthia M. Parrish          Vice President &
                            Assistant Secretary

Donald Pepin                Vice President &                      --
                            Managing Director

Kim Rainey                  Vice President                        --

Mark Samuels                Vice President &                      --
                            Managing Director

Steve Smith                 Vice President                        --

Daniel Spaventa             Vice President                        --

Kathryn L. Stanton          Vice President &                      --
                            Assistant Secretary

Wayne M. Withrow            Vice President &                      --
                            Managing Director

James Dougherty             Director of Brokerage                 --
                            Services




Item 30.   LOCATION OF ACCOUNTS AND RECORDS

           (1) National City Bank, 1900 East Ninth Street, Cleveland, Ohio, 44114-3484, and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135, (records relating to their functions as investment advisers and custodian); and National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202.

           (2) SEI Investments Distribution Co., 1 Freedom Valley Road, Oaks, Pennsylvania 19456 (records relating to its function as distributor).

           (3) 440 Financial Distributors, Inc., 290 Donald Lynch Boulevard, Marlboro, Massachusetts 01752 (records relating to its former functions as distributor).

           (4) Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 (records relating to its former functions as distributor).

           (5) Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's

           Declaration of Trust, Code of Regulations, and Minute Books).

           (6) PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 (records relating to its former functions as custodian).

           (7) PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as accounting agent and administrator).

           (8) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

           (9) First Data Investor Services Group, Inc., 4400 Computer Drive, Westboro, Massachusetts 02109 (records relating to its former functions as transfer agent).

           (10) First Data Investor Services Group (formerly The Shareholder Services Group, Inc. d/b/a 440 Financial) 4400 Computer Drive, Westboro, Massachusetts 02109 (records relating to its former functions as transfer agent).

           (11) Weiss, Peck & Greer, LLC, One New York Plaza, New York, New York 10004 (records relating its former functions as sub-adviser).

           (12) Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109 (records relating to its functions as sub-adviser).

Item 31.   MANAGEMENT SERVICES

           Inapplicable.

Item 32.   UNDERTAKINGS

         (a) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request and without charge.

         (b) Registrant undertakes to file a post-effective amendment, using unaudited financial statements for the Registrant's National Tax Exempt Fund which need not be certified, within four to six months from the date of this Post-Effective Amendment No. 40.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 40 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 22nd day of January, 1998.


                                       ARMADA FUNDS
                                       Registrant

                                       /s/ W. Bruce McConnel, III
                                       ----------------------------
                                       Secretary
                                       W. Bruce McConnel, III


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.40 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                    Title                         Date
---------                    -----                         ----



/s/ Neal Andrews             Treasurer                  January 22, 1998
----------------------
Neal J. Andrews

*Leigh Carter                Trustee                    January 22, 1998
----------------------
Leigh Carter

*John F. Durkott             Trustee                    January 22, 1998
----------------------
 John F. Durkott

*Robert J. Farling           Trustee                    January 22, 1998
----------------------
 Robert J. Farling

*Richard W. Furst            Trustee                    January 22, 1998
----------------------
 Richard W. Furst

*Gerald Gherlein             Trustee                    January 22, 1998
----------------------
Gerald Gherlein

*Herbert Martens             President and Trustee      January 22, 1998
----------------------
Herbert Martens

*Robert D. Neary             Trustee And Chairman       January 22, 1998
----------------------       of the Board
 Robert D. Neary

*J. William Pullen           Trustee                    January 22, 1998
----------------------
 J. William Pullen



*By:  /s/ W. Bruce Mcconnel, III
      W. Bruce McConnel, III
      Attorney-in-Fact

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: September 17, 1997
       ------------



/s/ Robert D. Neary
-----------------------------
         Robert D. Neary

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Leigh Carter, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: September 17, 1997
       ------------



/s/ Leigh Carter
---------------------------
         Leigh Carter

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: September 17, 1997
      -------------



/s/ John F. Durkott
-----------------------------
         John F. Durkott

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997
      ---------------



/s/Richard W. Furst
-------------------------
         Richard W. Furst

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: September 17, 1997
       -------------



/s/ J. William Pullen
-----------------------------
         J. William Pullen

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Herbert
R. Martens, Jr., hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED: September 17, 1997
       -------------



/s/ Herbert R. Martens, Jr.
-----------------------------
      Herbert R. Martens, Jr.

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: September 17, 1997
       -------------



/s/ Gerald L. Gherlein
--------------------------
     Gerald L. Gherlein

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: September 17, 1997
       -------------



/s/ Gerald L. Gherlein
--------------------------
     Gerald L. Gherlein

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.                   Description
-----------                   -----------


(11)              Consent of Drinker Biddle & Reath LLP